As filed with the Securities and Exchange Commission on April 24, 2001 Registration Nos. 2-34221 and 811-1902

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 49

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 30

(Check appropriate box or boxes)

Transamerica Occidental’s SEPARATE ACCOUNT FUND B
(Exact Name of Registrant)

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
(Name of Depositor)

1150 SOUTH OLIVE, LOS ANGELES, CA 90015-2211
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                  Copy to:

JAMES W. DEDERER, ESQ.                                  FREDERICK R. BELLAMY, ESQ.
EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND           SUTHERLAND, ASBILL & BRENNAN LLP
AND CORPORATE SECRETARY                                 1275 PENNSYLVANIA AVENUE, N.W.
Transamerica Occidental Life Insurance Company          Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California 90015-2211
        Approximate date of proposed public offering: As soon as practicable after effectiveness of the Registration Statement.

        It is proposed that this filing will become effective:

[ ] _____ immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2001 pursuant to paragraph (b)
[ ] _____ 60 days after filing pursuant to paragraph (a)(1)
[ ] _____ on pursuant to paragraph (a)(1)
[ ] _____ 75 days after filing pursuant to paragraph (a)(2)
[ ] _____ on _________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Transamerica Occidental’s Separate Account Fund B

Individual Equity Investment Fund Contracts
For Tax Deferred Individual Retirement Plans

Issued by Transamerica Occidental Life Insurance Company

(LOGO)

1150 South Olive Street, Los Angeles, California 90015-2211 (213) 742-2111

         Transamerica Occidental’s Separate Account Fund B (the “Fund”) offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts. These Contracts are Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional deposits may be made to existing Contracts.

        The investment objective of the Fund is long-term capital growth. The Fund pursues its investment objective by investing primarily in common stocks. Any income and realized capital gains will be reinvested. There are no assurances that the investment objective will be met. The Contract Owner bears all of the investment risk.

        This Prospectus contains information about the Fund and the related Contracts, which you should know before investing.

This Prospectus should be kept for future reference.

        A Statement of Additional Information, is incorporated herein by reference and has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available free by contacting, Transamerica Annuity Service Center, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183 or, if by overnight mail, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. The phone number is 877-717-8861.

        The table of contents for the Statement of Additional Information is on page 22 of this Prospectus. The date of the Statement of Additional Information is May 1, 2001.

The securities and exchange commission has not approved or disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2001

The contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the contracts federally insured by the federal deposit insurance corporation, the federal reserve board or any other government agency. The contracts involve investment risk including possible loss of principal.

                                                       TABLE
                                                        OF
                                                     CONTENTS

(LOGO)

                                            Page

   Charges Assessed Against the Fund........     11             Table of Contents of the Statement of
   Premium Taxes............................     12               Additional Information....................   22
Description of the Contracts................     12
   Voting Rights............................     12

---------------------------------------------------------------------------------------------

THIS  PROSPECTUS  IS NOT AN OFFER TO  PURCHASE  THE  CONTRACTS  IN ANY STATE IN WHICH IT IS  UNLAWFUL  TO MAKE SUCH
OFFER.  NO  SALESPERSON  OR ANY  OTHER  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR TO  MAKE  ANY
REPRESENTATIONS  OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.  IF SUCH  REPRESENTATIONS  ARE MADE, DO NOT RELY ON
THEM.

                                           TERMS USED IN THIS PROSPECTUS

ACCUMULATION ACCOUNT:                                The account  maintained  under each  Contract  comprising  all
                                                     Accumulation   Units   purchased  under  a  Contract  and,  if
                                                     applicable,  any Net  Deposit  not  yet  applied  to  purchase
                                                     Accumulation Units.

ACCUMULATION ACCOUNT VALUE:                          The dollar value of an Accumulation Account.

ACCUMULATION UNIT:                                   A unit  purchased  by the  investment  of a Net Deposit in the
                                                     Fund and used to  measure  the  value of an  Owner's  interest under a Contract prior to the Retirement Date.

ANNUITANT:                                           The   individual   on  whose  behalf  a  Contract  is  issued.
                                                     Generally, the Annuitant will be the Contract Owner.

ANNUITY:                                             A series of monthly  payments  provided  under a Contract for the  Annuitant or his  beneficiary.  Annuity payments  will be due and  payable  only on the first day of a  calendar month.

ANNUITY CONVERSION RATE:                             The rate used in  converting  the  Accumulation  Account Value to an Annuity  expressed  as the  amount of the first  Annuity payment  to  which  the  Participant  or  the  beneficiary  is entitled for each $1,000 of Accumulation Account Value.

ANNUITY SERVICE CENTER:                              The Annuity  Service  Center is P.O. Box 3183,  Cedar  Rapids,
                                                     Iowa  52406-3183 or, if by overnight  mail, 4333 Edgewood Road
                                                     NE,   Cedar   Rapids,   Iowa  52499.   The  phone   number  is
                                                     877-717-8861.

ANNUITY UNIT:                                        A unit used to determine the amount of each  Variable  Annuity payment after the first.

CODE:                                                The Internal  Revenue Code of 1986, as amended,  and the rules and regulations issued thereunder.

CONTRACT:                                            Any one of the  Individual  Equity  Investment  Fund Contracts
                                                     (Annual Deposit,  Single Deposit  Deferred,  or Single Deposit
                                                     Immediate) described in this Prospectus.

CONTRACT OWNER:                                      The party to the  Contract  who is the owner of the  Contract.
                                                     Generally, the Contract Owner will be the Annuitant.

 DEPOSIT:                                            An amount paid to Transamerica Occidental pursuant to a
                                                     Contract.

 NET DEPOSIT:                                        That portion of a Deposit remaining after deduction of any premium for Contract riders, charges for sales and
                                                     administration expense and for any applicable premium
                                                     taxes.

RETIREMENT DATE:                                     The date on which the first  Annuity  payment is payable under a Contract.

VARIABLE ANNUITY:                                    An  Annuity  with   payments   which  vary  in  dollar  amount
                                                     throughout   the  payment   period  in  accordance   with  the
                                                     investment experience of the Fund.

VALUATION DATE:                                      Each day on  which  the New York  Stock  Exchange  is open for trading.

VALUATION PERIOD:                                    The  period  from the close of  trading  on the New York Stock
                                                     Exchange  on one  Valuation  Date to the close of  trading  on the New York Stock  Exchange on the next  following  Valuation
                                                     Date.

SUMMARY

        The Fund was established on June 26, 1968, as an open-end diversified investment company. The Fund’s investment objective is long-term capital growth. It invests primarily in equity securities. See “Investment Objective and Policies” on Page 9.)

        Risks of investing in the Fund include fluctuation in value and possible loss of principal due, in part, to fluctuation of stock prices.

        The Fund receives investment advice from Transamerica Investment Management, LLC, (“TIM”), the Fund’s Adviser, and from Transamerica Investment Services, Inc. (“Investment Services”), Sub-Adviser.

        The Fund issued Contracts designed for qualified plans. Three types of Contracts were offered--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. (See “Description of the Contracts” on page 12.) The Contracts are no longer being offered, but additional deposits may be made to outstanding Contracts.

        A maximum 6 1/2% sales expense and 2% administration expense, plus state premium taxes currently ranging from 0 to 3.5%, are deducted from each deposit. This is equivalent to 9.28% of the net deposit after deducting sales and administrative expenses but before deducting premium taxes. (See page 5.)

        A mortality and expense risk charge is charged the Fund at an annual rate of 1.00% of the value of the average daily net assets. The Fund also pays the Adviser an investment management fee at an annual rate of 0.30% of the Fund’s average daily net assets. (See pages 6 and 10.)

        Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to the selected retirement date. The surrender value is determined when the written request for surrender is received. See page 17. There is no surrender charge. Withdrawals may be taken and may be taxable and a federal penalty tax may be assessed upon withdrawals of amounts accumulated under the Contract before age 59 1/2.

        You may also choose to receive benefits in the form of an annuity. See page 13.

                                                     FEE TABLE

         The  following  table and  examples,  are  included to assist you in  understanding  the  transaction  and operating  expenses  imposed  under the  Contracts.  The  standardized  tables  and  examples  assume  the  highest deductions possible under the Contracts, whether or not such deductions actually would be made from your contract.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases:                                                                         6 1/2%

       TOTAL DEPOSITS
          UNDER THE                               SALES EXPENSE
          CONTRACT                           AS A PERCENT OF DEPOSIT
          ----------------------------------------------------------

         First $15,000..............                       6 1/2%
         Next  $35,000..............                       4 1/2%
         Next $100,000..............                      2%
         Excess.....................                     1/2%

Administration Expense Imposed on Purchases:                                                             2%

         TOTAL DEPOSITS
            UNDER THE                        ADMINISTRATION EXPENSE
            CONTRACT                         AS A PERCENT OF DEPOSIT
            --------------------------------------------------------

         First $15,000..............                      2%
         Next $35,000...............                       1 1/2%
         Next $100,000..............                      3/4%
         Excess.....................                      None

Maximum Total Contract Owner Transaction Expenses:1                                                      8 1/2%

                                                 TOTAL CONTRACT
                                                      OWNER
                                                   TRANSACTION
       TOTAL DEPOSITS                               EXPENSES
          UNDER THE                                  AS % OF
          CONTRACT                                TOTAL DEPOSIT
          -----------------------------------------------------

         First $15,000..............                 81/2%
         Next $35,000...............                 6%
         Next $100,000..............                 23/4%
         Excess.....................                 1/2%
--------------------
         1 Premium  taxes are not shown.  Charges for premium  taxes,  if any, are deducted  when paid which may be upon annuitization. In certain states, a premium tax charge may be deducted from each deposit.

ANNUAL CONTRACT FEE:                                                                                       NONE

ANNUAL EXPENSES
(as a percentage of average daily net assets)
  Management Fee:..........................................................................................  0.30%
  Mortality and Expense Risk Charge:......................................................................   1.00%
  Other Expenses:.........................................................................................    None
                                                                                                              ----
         Total Annual Expenses:...........................................................................   1.30%

EXAMPLE #1  Assuming the Contract is surrendered at the end of the periods shown,2 a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets.

                        1 YEAR           3 YEARS             5 YEARS              10 YEARS
                        ------------------------------------------------------------------

                          $97             $123                $150                   $228

EXAMPLE #2  Assuming the Contract is not surrendered through the periods shown,

         a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets.

                        1 YEAR           3 YEARS             5 YEARS              10 YEARS
                        ------------------------------------------------------------------

                          $97             $123                $150                   $228

         These examples should not be considered a  representation  of past or future expenses and charges.  Actual expenses  may be  greater or less than  those  shown.  Similarly,  the  assumed 5% annual  rate of return is not an estimate or a guarantee of future investment performance.  See "Charges Under the Contract" in this Prospectus.

-------------------
         2 The Contracts are designed for retirement  planning.  Surrenders  prior to the  retirement  date are not consistent  with the long-term  purposes of the  Contracts and income tax and tax penalties may apply.  Premium tax charges may be applicable.

                                 PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES

         On a per unit basis for an  Accumulation  Unit  outstanding  throughout  the year,  the Fund's  income and capital  changes  have been as shown  below.  The  information  as of  December  31,  2000 and for each of the five years in the period then ended was derived from financial  statements  which were audited by Ernst & Young LLP, the
Fund's  independent  auditors,  whose  report,  along with the Fund's  financial  statements  are  included in the Statement of Additional Information.

                                             2000     1999     1998     1997      1996     1995    1994     1993     1992     1991
                                             ---------------------------------------------------------------------------------------

    INCOME AND EXPENSE

         Investment income                  $0.096  $0.097   $0.98    $ .77    $.071    $.044   $.040    $ .046   $ .082    $ .074
         Expenses                            0.598  0.456    0.328     .244      .163     .125    .089      .081    .064      .055
                                            --------------------------------------------------------------------------------------
         Net investment (loss) income       (0.502)  (0.359)  (0.230)  (0.167)   (.092)  (.081)   (.049)    (.035)  .018      .019

         CAPITAL CHANGES
         Net realized and unrealized

         gains (loss) on investments        (4.558)  13.132   10.447   6.701    3.217   3.880    .563      1.306     .654    1.370
                                            ---------------------------------------------------------------------------------------
         Net increase (decrease) in
              accumulation unit value       (5.059)  12.773   10.217   6.534    3.125   3.799    .514     1.271      .672    1.389
         Accumulation unit value:
              Beginning of year             43.813   31.040   20.823   14.289   11.164  7.365    6.851     5.580     4.908    3.519
                                            ---------------------------------------------------------------------------------------
              End ofperiod                 $38.754  $43.813  $31.040  $20.823  $14.289 $11.164  $7.365    $6.851    $5.580   $4.908
                                           ========================================================================================

         Ratio of expenses to average

              accumulation fund balance     1.33%    1.29%    1.32%     1.33%   1.31%   1.32%    1.31%    1.30%      1.30%    1.32%
         Ratio of net investment
              income (loss)  to average
              accumulation fund balance     (1.12%)  (1.02%)  (0.92%)  (0.91%)  (.74%)  (.86%)   (.72%)   (.57%)     .37%     0.48%
         Portfolio turnover rate            49.87%   34.45%   53.78%   15.21%   32.94%  17.17%   30.62%   41.39%   43.48%    32.20%
         Number of accumulation units
             outstanding at end of period
             (000 omitted)                    3,028   3,084   3,193      3,273  3,431    3,598   3,749    3,820    4,062      4,232

Financial Statements for the Fund and Transamerica Occidental

The audited financial statements and reports of independent auditors for the Fund and Transamerica Occidental may be found in the Statement of Additional Information which may be obtained, without charge, by contacting the Transamerica Annuity Service Center.

TRANSAMERICA OCCIDENTAL AND THE FUND

Transamerica Occidental Life Insurance Company

        Transamerica Occidental Life Insurance Company (“Transamerica Occidental”) is a stock life insurance company incorporated in the state of California on June 30, 1906. Effective December 31, 2000, the state of domicile for Transamerica Occidental was changed to Iowa. It is principally engaged in the sale of life insurance and annuity policies. Its home office is at 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, which is owned by AEGON N.V. an international insurance group.

Insurance Marketplace Standards Association

        In recent years, the insurance industry has recognized the need to develop specific principles and practices to help maintain the highest standards of marketplace behavior and enhance credibility with consumers. As a result, the industry establihed the Insurance Marketplace Standards Association (IMSA).

        As an IMSA member, we agree to follow a set of standrds in our advertising, sales and service for individual life insurance and annuity products. The IMSA logo, which you will see on our advertising and promotional materials, demonstrates that we take our commitment to ethical conduct seriously.

The Fund

        The Fund was established under California law on June 26, 1968, as a separate account by the Board of Directors of Transamerica Occidental.

        The assets of the Fund are owned by Transamerica Occidental, but they are held separately from other assets of Transamerica Occidental. California law requires the Fund’s assets to be held in Transamerica Occidental’s name, but Transamerica Occidental is not a trustee with respect to the Fund’s assets. Income, gains and losses, whether or not realized, from assets allocated to the Fund are, in accordance with the Contracts, credited to or charged against the Fund without regard to other income, gains or losses of Transamerica Occidental. The Fund is not affected by the investment or use of other Transamerica Occidental assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent assets in the separate account exceed the reserves and the liabilities of the separate account).

        The Fund is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) and meets the definition of a separate account under the federal securities laws. There are no sub-accounts of the Fund.

        Obligations under the Contracts are obligations of Transamerica Occidental.

The Fund is managed by a Board of Managers (the "Board").

Investment Objective and Policies

        The Fund has certain fundamental investment policies which may not be changed unless authorized by a majority vote (as that term is defined in the 1940 Act) of Contract Owners. These fundamental policies are described in the Statement of Additional Information.

        The Fund’s investment objective is long-term capital growth. This objective may not be achieved.

        The Fund pursues its investment objective by investing principally in listed and unlisted common stock, that is, stocks that are listed on an exchange and those that trade in the over-the-counter market.

        The Fund may also invest in debt securities and convertible or preferred stock having a call on convertible to common stock, by means of a conversion privilege or attached warrants and warrants or other rights to purchase common stock. Unless market conditions indicate otherwise, the Fund’s portfolio will be invested in such equity-type securities. However, when market conditions warrant it, a portion of the Fund’s assets may be held in cash or debt securities.

        As to 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and instrumentalities thereof. However, holdings may exceed the 5% limit if it results from investment performance, and is not the result, wholly or partially, of purchases.

        Not more than 10% of the voting securities of any one issuer will be acquired. Investments will not be made in the securities of a company for the purpose of exercising management or control in that company.

        The Fund does not currently intend to make investments in the securities of other investment companies. The Fund does reserve the right to purchase such securities, subject to the following limitations: the Fund will not purchase such securities if it would cause (1) more than 10% of the value of the total assets of the Fund to be invested in securities of registered investment companies; or (2) the Fund to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Fund to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Fund; or (4) together with other investment companies advised by TransamericaInvestment Management, LLC, the Fund to own more than 10% of the outstanding voting stock of a closed-end investment company.

        Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the saleability of which is otherwise conditioned (“restricted securities”), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 10% of the value of the Fund’s net assets. It is the policy of the Board not to invest more than 10% of the Fund’s total assets in restricted securities.

        The Adviser uses a “bottom up” approach to investing. It focuses on identifying fundamental change in it’s early stages and investing in premier companies. The Adviser believes in long term investing and do not attempt to time the market. The Fund is constructed one company at a time. Each company passes through a rigorous research process and stands on it’s own merits as a premier company in the Adviser’s opinion.

       The Adviser buys securities of companies it believes have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features.
|X|       Shareholder-oriented management
|X|       Dominance in market share
|X|       Cost production advantages
|X|       Leading brands
|X|       Self-financed growth
|X|       Attractive reinvestment opportunities

Risks

        Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. Since the portfolio may invest in foreign securities, these prices are subject to fluctuation due to instability in political, economic and social structures in those countries.

MANAGEMENT OF THE FUND

        The Fund is managed by the Board. The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Directors of Transamerica Occidental and the Board of the Fund. Transamerica Investment Management, LLC, develops and implements and investment program subject to the supervision of the Board.

The Investment Advisers

        Transamerica Investment Management, LLC, ("TIM" or "Adviser") is adviser to the Fund. In addtion to the Fund, TIM also serves as adviser to registered management investment companies Transamerica Investors, Inc., Transamerica Variable Insurance Fund, Inc., and Transamerica Income Shares, Inc., and manages other portfolios. TIM is controlled by Transamerica Investment Services, Inc., which is owned by Transamerica Corporation which is owned by AEGON, N.V.

        As Adviser, TIM is responsible for obtaining and evaluating pertinent economic data relevant to the investment policy of the Fund, developing and implementing an investment program for the Fund, and determining those securities to be bought or sold and placing orders for the purchase or sale of securities. Investment decisions regarding the composition of the Fund’s portfolio and the nature and timing of changes in the portfolio are subject to the control of the Board.

        Transamerica Investment Services, Inc. (“TIS” or “Sub-Adviser”) acts as Sub-Adviser to the Fund and provides investment research reports and other services at the request of the Adviser. TIS has been in existence since 1967 and has provided investment services to the Fund and other Transamerica Life Companies since 1981. The address for both TIM and TIS is 1150 South Olive Street, Los Angeles, California 90015-2211.

CHARGES UNDER THE CONTRACTS

Charges Assessed Against The Deposits

         Transamerica Occidental makes a deduction from each deposit for sales and administrative expenses. No such charges will be assessed against deposits made from insurance or annuity policies issued by Transamerica Occidental which are transferred to the Fund. The charge for sales expense ranges from 6 1/2% to 1/2%, and the charge for the administration expense is from 2% to none. (See “Fee Table” on page 5.) The sales expense plus the administative expense are equivalent to the following percentages of the net deposit after deduction of these expenses.

     -------------------------------- ----------------------------- ------------------------------------
                                      SALES AND ADMINISTRATIVE      SALES AND ADMINISTRATIVE EXPENSES
     TOTAL DEPOSITS UNDER THE         EXPENSES AS A PERCENTAGE OF   AS A PERCENTAGE
     CONTRACT                         DEPOSIT                        OF NET DEPOSIT
     -------------------------------- ----------------------------- ------------------------------------
     -------------------------------- ----------------------------- ------------------------------------
     First $15,000                                81/2%                             9.28%
     -------------------------------- ----------------------------- ------------------------------------
     -------------------------------- ----------------------------- ------------------------------------
     Next $35,000                                  6%                              6.38%
     -------------------------------- ----------------------------- ------------------------------------
     -------------------------------- ----------------------------- ------------------------------------
     Next $100,000                                23/4%                             2.83%
     -------------------------------- ----------------------------- ------------------------------------
     -------------------------------- ----------------------------- ------------------------------------
     Excess                                     1/2%                              0.5%
     -------------------------------- ----------------------------- ------------------------------------

        The sales expense charge is retained by Transamerica Occidental as compensation for the cost of selling the Contracts. Transamerica Occidental pays the Underwriter and the Underwriter’s registered representatives for the sale of the Contracts. (See “Contract Values” for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses. Transamerica Occidental will bear any such additional expense from surplus, including profits, if any, from the mortality and expense risk charges. Transamerica Occidental pays the sales expense charge to the Underwriter as full commission.

        The administrative expense charge will be retained by Transamerica Occidental for its administrative service.

Charges Assessed Against The Fund

        At the end of each Valuation Period, the Accumulation and Annuity Unit values are reduced by a mortality and expense risk charge at an annual rate of 1.00% and an investment management charge at an annual rate of 0.30% of the value of the aggregate net assets of the Fund. Amounts of such charges may be withdrawn periodically from the Fund. The mortality risks assumed by Transamerica Occidental arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the Contracts and to pay death benefits prior to Retirement Dates. The expense risk assumed by Transamerica Occidental is the risk that Transamerica Occidental’s actual expenses in administering the contracts will exceed the amount recovered through the administrative expense charge. The investment management charge is paid to Adviser TIM.

Transamerica Occidental may realize a profit from the mortality and expense risk charge.

There are no other fees assessed against the Fund.

Premium Taxes

        Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with deposits or values under the Contracts. Depending upon applicable state law, Transamerica may deduct a premium tax charge for taxes incurred with respect to a particular Contract from the deposits, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same deposit, depending upon applicable state law.

DESCRIPTION OF THE CONTRACTS

        The Fund offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts. These Contracts were Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional deposits may be made to existing Contracts.

        The Contract Owner has all rights under the Contract during the accumulation period. These include: voting rights, selection of the proposed annuitant; surrendering any portion of the Accumulation Account Value; electing a Retirement Date and an annuity option; and selecting of beneficiaries.

        The Contract Owner retains his or her voting rights and right to select beneficiaries, if the annuity option permits, once the annuity begins.

        After the death of the annuitant, the beneficiaries have the right to the Accumulation Account Value, if any, remaining in the Contract.

Voting Rights

        Pursuant to the Rules and Regulations of the Fund, as amended by the Board, the Fund is generally not required to hold regular meetings of Contract Owners and does not anticipate holding annual meetings. Under the Rules and Regulations of the Fund, however, Contract Owners’ meetings will be held in connection with the following matters: (1) the election or removal of a member or members of the Board if a meeting is called for such purpose; (2) the approval of any contract for which approval is required by the Investment Company Act of 1940 (“1940 Act”); and (3) such additional matters as may be required by law, the Rules and Regulations of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the Board may consider necessary or desirable. Contract Owners may apply to the Board to hold a meeting under circumstances provided for in the Rules and Regulations of the Fund. The Contract Owners also would vote upon any changes in fundamental investment objectives, policies or restrictions.

        Contract Owners are entitled to vote in person or by proxy at the Fund’s meetings.

        If Contract Owners hold a meeting, the method to calculate votes is shown below:

        The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting of Contract Owners.

        (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner’s Accumulation Account Value divided by 100.

        (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. (Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.)

        The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.

        Contract Owners other than those described herein, the reserves for which are maintained in the Fund, shall also be entitled to vote. The number of votes which such persons shall be entitled to cast shall be computed in the same manner as described above.

        To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.

        Each Contract Owner shall receive a notice of the meeting of Contract Owners and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Fund’s records at least 20 days prior to the date of the Contract Owners’ meeting. Contract Owners acting as trustees for pension and profit sharing plans wishing to solicit instructions as to their vote from plan Participants will be furnished additional copies of the Notice of Meetings and Proxy Statement upon request.

Changes To Variable Annuity Contracts

        Transamerica Occidental has the right to amend the Contracts to meet current applicable federal or state law or regulations or to provide more favorable annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

        The Contract Owner may change beneficiaries, Annuity commencement date or Annuity option prior to the Annuity commencement date.

        Transamerica Occidental reserves the right to deregister the Fund under the 1940 Act.

Inquiries

        A Contract Owner may request information concerning a Contract by written request, to Transamerica Annuity Service Center at P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The phone number is 877-717-8861.

ANNUITY PERIOD

        Subject to limitations under federal law, Contract Owners may select an annuity option, by Written Request to Transamerica Occidental at least 60 days prior to commencement of an Annuity. The monthly annuity benefit is determined by the age of the Annuitant, any joint annuitant and the option selected. The Contracts have three standard annuity options:

        (1) A variable annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment is due;

        (2) A variable annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment is due; and

        (3) A variable annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If an Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The lump sum value will be determined on the Valuation Date the written request is received in the Home Office.

        Upon Transamerica Occidental’s approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.

        If the Contract Owner does not select any annuity option, or a lump-sum payment, the funds remain in the Accumulation Account. There may be adverse tax consequences if the funds remain in the Accumulation Account subsequent to the calendar year following the year of the Annuitant’s attainment of age 70 1/2.

        The minimum amount on the first monthly payment is $20. If the first monthly payment would be less than $20, Transamerica Occidental may make a single payment equal to the total value of the Contact Owner’s Accumulation Account.

        For qualified plans under Section 401, and 403(b) of the internal Revenue Code of 1986 as amended (the “Code”), distributions from a Contract generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Annuitant (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan is an IRA described in Section 408, or if the Annuitant is a “5 percent owner” (as described in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70½.

        For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.

DEATH BENEFITS

Death Benefits--Before Retirement

        (1) FOR SINGLE AND ANNUAL DEPOSIT CONTRACTS:

In the event an Annuitant dies prior to the selected Retirement Date, Transamerica Occidental will pay to the Annuitant’s beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the later of (i) the date adequate proof of death is received by Transamerica Occidental or (ii) the date Transamerica Occidental receives notice of the method of payment selected by the beneficiary. Subject to certain limitations imposed by the Code, upon Written Request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under “Annuity Period,” or elect an optional method of payment subject to agreement by Transamerica Occidental and to compliance with applicable federal and state law.

        (2) FOR IMMEDIATE CONTRACTS:

In the event an Annuitant dies prior to the selected Retirement Date, Transamerica Occidental will pay to the Annuitant’s beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the date proof of death is received by Transamerica Occidental.

        Death Benefit--After Retirement

        If the Annuitant’s death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.

CONTRACT VALUES

        ANNUAL DEPOSIT CONTRACT--

        This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any Contract year. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year’s Deposit without consent from Transamerica Occidental. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

        SINGLE DEPOSIT DEFERRED CONTRACT--

        This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, Transamerica Occidental must give its consent to further Deposits. The minimum initial Deposit is $1,000; Transamerica Occidental reserves the right to reduce the minimum.

        A Retirement Date is specified in the application for Annual Deposit and Single Deposit Individual Equity Investment Fund Contracts, but may be changed by a Written Request to Transamerica Occidental at its Home Office at least 60 days before an Annuity is to commence.

        SINGLE DEPOSIT IMMEDIATE CONTRACT--

        This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of the Contract is the last Valuation Date of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. Transamerica Occidental reserves the right to reduce the minimum. The Retirement Date may not be changed.

        Net Deposits are immediately credited to the Contract Owner’s Accumulation Account in the Valuation Period in which they are received at Transamerica Occidental’s Home Office.

        The number of Accumulation Units created by a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Fund by dividing the Net Deposit by the Accumulation Unit Value on that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

        The Accumulation Unit Value was set at $1.00 on November 26, 1968. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges.

        The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where “A” and “B” mean the following:

“A” is the value of the Fund as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Fund, reduced by the investment management charge assessed against such value at an annual rate of 0.30%.

“B” is the value of the Fund as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Fund, including any charges for expense and mortality risks assessed against the Fund on that date.

        The market value of the Fund’s assets for each Valuation Period is determined as follows: (1) each security’s market value is determined by the last closing price as reported on the Consolidated Tape; (2) securities that are not reported on the Consolidated Tape but where market quotations are available, i.e., unlisted securities, are valued at the most recent bid price; (3) value of the other assets and securities where no quotations are readily available is determined in a manner directed in good faith by the Board.

        The Consolidated Tape is a daily report listing the last closing price quotations of securities traded on all national stock exchanges including the New York Stock Exchange and reported by the National Association of Securities Dealers, Inc. and Instinet.

        The Fund’s net value is calculated by reducing the market value of the assets by liabilities at the end of a Valuation Period.

WRITTEN REQUESTS

        Written Request is an original signature is required on all Written Requests. If a signature on record does not compare with that on the Written Request, Transamerica Occidental reserves the right to request a Bank Signature Guarantee before processing the request. Written Requests and other communications are deemed to be received by Transamerica Occidental on the date they are actually received at the Transamerica Annuity Service Center unless they are received  on a day when, or after the time that, the New York Stock Exchange is closed. In this case, the Written Request will be deemed to be received on the next day when the unit value is calculated.

UNDERWRITER

        Transamerica Financial Advisors, Inc. (name changed from "Transamerica Financial Resources" effective March 1, 2001), is the principal Underwriter for the Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.

SURRENDER OF A CONTRACT

        Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to the Retirement Date. There are no surrender or withdrawal privileges for Immediate Contracts.

        A Written Request by the Contract Owner must be received at the Annuity Service Center for either a withdrawal from or the surrender of Accumulation Account Value. Mail such a request to P.O. Box 3183 Cedar Rapids, Iowa 52406-3183 or, if overnight mail, to 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499. The phone number is 877-717-8861. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable premium tax charge will be paid within seven days following receipt of the Written Request which includes verification of spousal consent as required by any applicable law or regulations. However, Transamerica Occidental may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Securities and Exchange Commission; (2) when an emergency exists, as defined by the Commission’s rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.

        There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes.

        The Contract must be surrendered if a withdrawal reduces the Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.

        Any Contract withdrawal may be repaid within five years after the date of each withdrawal (other than Contracts issued under Code Section 401(a), 403(b), 408, or 457, or an H.R. 10 Plan) but only one repayment can be made in any twelve month period. Transamerica Occidental must be given a concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.

        A Participant in the Texas Optional Retirement Program (“ORP”) is required to obtain a certificate of termination from the Participant’s employer before a Contract can be surrendered. This requirement is imposed because the Attorney General of Texas has ruled that Participants in the ORP may surrender their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability.

        Restrictions may apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans and Section 401(k) plans. The Code restricts the distribution under Section 403(b) annuity contracts of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last plan year beginning before January 1, 1989. Other funding alternatives may exist under a 403(b) plan to which a Participant may transfer his/her investment from the Contract.

FEDERAL TAX MATTERS

Introduction

        The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica Occidental’s understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

        The Contracts may be purchased and used only in connection with plans qualifying for favorable tax treatment (“Qualified Contracts”). The Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, Participant, the Annuitant, or the beneficiary depends on the type and terms of the retirement plan, on the tax and employment status of the individual concerned and on the Employer’s tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of the Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

Qualified Contracts

        The Contract is designed for use with several types of qualified plans. The tax rules applicable to Annuitants in qualified plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain amounts annually, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not satisfy specified requirements, and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Contract with the various types of qualified plans. Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans. The Contract may be amended as necessary to conform to the requirements of the plan.

1. Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

        Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the Annuitant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Under certain circumstances, 20% withholding will apply to distributions from these retirement plans, unless the distribution is directly transferred to another eligible retirement plan.

2. Individual Retirement Annuities and Individual Retirement Accounts

        Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as “IRA”). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions must commence. Also, distributions from certain other types of qualified plans may be “rolled over” on a tax-deferred basis into an IRA. Owners of the Contract for use with IRAs should have supplemental information required by the Internal Revenue Service or any other appropriate agency. Owners should seek competent advice regarding use of the Contract for IRAs.

3. Tax-Sheltered Annuities

        Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as “Tax Sheltered Annuities.” Premiums paid pursuant to salary reduction agreements and excluded from gross income will be subject to Social Security and Medicare taxes. Subject to certain exceptions, withdrawals under Tax Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made after the Annuitant attains age 59 1/2, upon the Annuitant’s separation from service, upon the Annuitant’s death or disability, or for an amount not greater than the total of such contributions in the case of hardship.

4. Restrictions under Qualified Contracts

        Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

5. General

        Additional Deposits under a Contract must qualify for the same Federal income tax treatment as the initial Deposit under the Contract; Transamerica Occidental will not accept an additional Deposit under a Contract if the Federal income tax treatment of such Deposit would be different from that of the initial Deposit.

Tax Status of the Contract

        The following discussion is based on the assumption that the Contracts qualify as annuity contracts for Federal income tax purposes.

Taxation of Annuities

   1. In General

        Section 72 of the Code governs taxation of annuities in general. Transamerica Occidental believes that a Contract Owner generally is not taxed on increases in the value of a Qualified Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, if such is allowed for the Qualified Contract, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

   2. Surrenders

        In the case of a surrender under a Qualified Contract, under section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual’s gross income. For a Contract issued in connection with qualified plans, the “investment in the contract” can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

   3. Annuity Payments

        Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the “investment in the contract” bears to the expected return at the date annuity payments begin. In this respect (prior to recovery of the “investment in the contract”), there is generally no tax on the amount of each payment which represents the same ratio that the “investment in the contract” bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the “investment in the contract” is recovered, the full amount of any additional annuity payments is taxable. 4.

   Penalty Tax

        In the case of a distribution pursuant to a Qualified Contract, there may be imposed a Federal penalty tax under Section 72(t) of the Code, which may depend on the type of qualified plan and the particular circumstances. Competent tax advice should be sought before a distribution is requested.

   5. Transfers, Assignments, or Exchanges of the Contract

        A transfer of ownership of a Contract, the designation of an Annuitant or other beneficiary who is not also the Owner, or the exchange of a Contract are generally prohibited for Qualified Contracts and if made may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

   6. Withholding

        Pension and annuity distributions generally are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions, except that withholding may be mandatory with respect to distributions from Contracts issued in connection with Section 401(a), 403(a) and 403(b) plans.

   7. Death Benefits

        Amounts may be distributed from a Contract because of the death of an Annuitant or Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sun, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

   8. Other Tax Consequences

        As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect Transamerica Occidental’s understanding of current law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Annuitant or recipient of the distribution. A competent tax adviser should be consulted for further information.

   9. Possible Changes in Taxation

        Legislation has been proposed in the past that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would reduce the “invesment in the contract” under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purpose of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

LEGAL PROCEEDINGS

        There are no material legal proceedings pending to which the Fund is a party; nor are there material legal proceedings involving the Fund to which Transamerica Occidental, the Adviser or Sub-Adviser, or the Underwriter are parties.

                                       TABLE OF CONTENTS OF THE STATEMENT OF
                                              ADDITIONAL INFORMATION

PAGE
----

GENERAL INFORMATION AND HISTORY.........................................................................      -2-
INVESTMENT OBJECTIVES AND POLICIES......................................................................      -2-
MANAGEMENT..............................................................................................      -3-
INVESTMENT ADVISORY AND OTHER SERVICES..................................................................      -6-
BROKERAGE ALLOCATIONS...................................................................................      -6-
UNDERWRITER.............................................................................................      -7-
ANNUITY PAYMENTS........................................................................................      -7-
FEDERAL TAX MATTERS.....................................................................................      -8-
FINANCIAL STATEMENTS....................................................................................      -9-

A Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission (the “Commission”). The Statement of Additional Information may be obtained, without charge, by contacting, the Annuity Service Center, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183 or, if by overnight mail, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, or at 877-717-8861.

(This page intentionally left blank)
                                                                                                             (LOGO)

                                                                                                     (a prospectus)

                          CUSTODIAN--Boston Safe Deposit and Trust Company of California
-----------------------------------------------------------------------------------------------

AUDITORS--Ernst & Young LLP                                                                              May 1, 2001

-----------------------------------------------------------------------------------------------
  ISSUED BY

                                                          Transamerica Occidental Life Insurance Company
                                                                      1150 South Olive Street
                                                                Los Angeles, California 90015-2211
                                                                          (213) 742-2111

         (LOGO)

Transamerica Occidental
Life Insurance Company

TFM-1006 ED.  5-98

STATEMENT OF ADDITIONAL INFORMATION

for

Transamerica Occidental’s Separate Account Fund B

Individual Equity Investment Fund Contracts
For Tax Deferred Individual Retirement Plans

Issued by Transamerica Occidental Life Insurance Company
1150 South Olive Street, Los Angeles, California 90015-2211

        This Statement of Additional Information is not a Prospectus, but should be read with the Prospectus for Transamerica Occidental's Separate Account Fund B (the "Fund"). A copy of the Prospectus may be obtained by writing to the Transamerica Annuity Service Center, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183 or, if by overnight mail, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, or at 877-717-8861.

The date of this Statement of Additional Information is May 1, 2001. The date of the Prospectus is May 1, 2001

                                                 TABLE OF CONTENTS

                                                                                               Cross
                                                                                             Reference
                                                                                           to Prospectus
                                                                         Page                  Page
                                                                         ----                  ----

General Information and History...................................         -2-                   8
Investment Objectives and Policies................................         -2-                   9
Management........................................................         -3-                  10
Investment Advisory and Other Services............................         -5-                  10
Brokerage Allocations.............................................         -6-
Underwriter.......................................................         -6-                  17
Annuity Payments..................................................         -6-                  13
Federal Tax Matters...............................................         -7-                  17
Financial Statements..............................................         -8-

GENERAL INFORMATION AND HISTORY

        Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.

        The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation. Transamerica Corporation is a financial services organization which engages through its subsidiaries in life insurance, consumer lending, commercial lending, leasing, and real estate services. Transamerica Corporation is owned by AEGON N.V. an international insurance group.

        On November 26, 1968, the Company invested $1,000,000 in Transamerica Occidental's Separate Account Fund B (the "Fund") pursuant to California law. In September 1969, the Company invested an additional $1,000,000 in the Fund. On December 31, 2000, the Company's share in the Fund was approximately 71% of the total Contract Owner's equity.

INVESTMENT OBJECTIVES AND POLICIES

        Certain investment policies are described on page 9 of the Prospectus for the Fund. Policies which are fundamental may not be changed unless authorized by a majority vote of Contract Owners. Policies and investment restrictions which are fundamental to the Fund are as follows.

        Borrowings will not be made except as a temporary measure for extraordinary or emergency purposes provided that such borrowings shall not exceed 5% of the value of the Fund's total assets.

        Securities of other issuers will not be underwritten provided that this shall not prevent the purchase of securities the sale of which may result in the Fund being deemed to be an "underwriter" for purposes of the Securities Act of 1993.

        Investments will not be concentrated in any one industry nor will more than 25% of the value of the Funds assets be invested in issuers all of which conduct their principal business activities in the same general industry.

        The purchase and sale of real estate or interests in real estate is not intended as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned.

        The purchase and sale of commodities or commodity contracts will not be engaged in.

        Loans may be made but only through the acquisition of all or a portion of an issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (It is not presently intended to invest more than 10% of the value of the Fund in privately distributed loans. Furthermore, it is possible that the acquisition of an entire issue may cause the Fund to be deemed an "underwriter" for purposes of the Securities Act of 1993.) The securities of the Fund may also be loaned provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities. (It is not presently intended to engage in the lending of securities.)

        The Fund does not intend to issue senior securities.

        The Fund does not intend to write put and call options.

        Purchases of securities on margin may not be made, but such short-term credits as may be necessary for the clearance of purchases and sales of securities are permissible. Short sales may not be made and a short position may not be maintained unless at all times when a short position is open and the fund owns at least an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Fund's net assets is deposited or pledged as collateral for such sales at any one time.

Portfolio Turnover Rate

        Changes will be made in the portfolio if such changes are considered advisable to better achieve the Fund's investment objective of long term capital growth. Generally, long-term rather than short-term investments will be made and trading for short-term profits is not intended. However, it should be recognized that although securities will initially be purchased with a view to their long-term potential, a subsequent change in the circumstances of a particular company or industry or in general economic conditions may indicate that a sale of a security is desirable. It is anticipated that annual portfolio turnover should not exceed 75%. However, stocks being sold to meet redemptions and changes in market conditions could result in portfolio activity greater than anticipated.

                                                    MANAGEMENT

         Board of Managers and Officers of the Fund are:

                               Positions and Offices

Name, Age and Address**            with the Fund              Principal Occupation During the Past Five Years
----------------------------------------------------------------------------------------------------------------
Dr. James H. Garrity (62)      Board of Directors             President of the John Tracy Clinic and the Tracy
                                                              Family Hearing Center.

Jon C. Strauss (61)            Board of Directors             President  of Harvey Mudd  College;  Previously  Vice
                                                              President  and  Chief  Financial  Officer  of  Howard
                                                              Hughes  Medical  Institute;  President  of  Worcester
                                                              Polytechnic  Institute;  Vice President and Professor
                                                              of    Engineering    at    University   of   Southern
                                                              California;   Vice  President   Budget  and  Finance,
                                                              Director  of Computer  Activities  and  Professor  of
                                                              Computer  and  Decision  Sciences  at  University  of
                                                              Pennsylvania.

Gary U. Rolle (60)*            President and Chairman         President and Chief Investment
                               Board of Directors             Officer of Transamerica Investment Management, LLC;

Peter J. Sodini (60)           Board of Directors             Associate,   Freeman   Spogli   &  Co.   (a   private
                                                              investor);  President,  Chief  Executive  Officer and
                                                              Director, The Pantry, Inc. (a supermarket).

Regina M. Fink (45)            Assistant Secretary            Counsel for  Transamerica  Occidental  Life Insurance
                                                              Company   and   prior  to  1994   Counsel   and  Vice
                                                              President for Colonial Management Associates, Inc.

Thomas M. Adams (65)           Secretary                      Partner  in  the  law  firm  of   Lanning,   Adams  &
                                                              Peterson.

William T. Miller (37)         Treasurer                      Senior Vice President and Chief Operating Officer,
                                                              Transamerica Investment Management, LLC since
                                                              1999. Chief Financial Officer, Kayne Anderson
                                                              Investment Management 1994 to 1999.

   * These members of the Board are or may be interested persons as defined by Section 2(a) (19) of the 1940 Act.
  ** The mailing address of each Board member and officers is Box 2438, Los Angeles, California 90051.

        The principal occupations listed above apply for the last five years. However, in some instances, occupation listed above is the current position and prior positions with the same company or affiliate are not indicated.

        Messrs. Garrity, Sodini and Strauss are not parties to either the Investment Advisory Agreement or the Investment Services Agreement nor are they interested persons of any such party.

REMUNERATION OF BOARD OF MANAGERS, OFFICERS AND EMPLOYEES OF THE FUND

        The following table shows the compensation paid during the most recently completed fiscal year to all directors of the Fund by the Company pursuant to its Investment Advisory Agreement with the Fund.

                                                                                        Total
                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation        Accrued As Part of Fund    Paid to Directors3/
                                                                                    --------------
       Name of Person               From Fund               Expenses(1)
       --------------               ---------               -----------

   Dr. James. H. Garrity             $1.500                      0                      $8,750
      Gary U. Rolle(2)                 -0-                      -0-                       -0-
      Peter J. Sodini                $1,500                     -0-                     $8,750
       Jon C. Strauss                $1,500                      0                      $8,750

        No member of the Board, no Officer, no other individual affiliated with the Fund and no person affiliated with any member of the Board, the Company or any Contract Owner is expected to receive aggregate remuneration in excess of $1,500 from the Company during its current fiscal year by virtue of services rendered to the Fund. Members of the Board, Officers or other individuals affiliated with the Fund, who are also Officers, Directors or employees of the Company, are not entitled to any compensation from the Fund for their services to the Fund.

(1) None of the members of the Board of Managers currently receives any pension or retirement benefits from the Company due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

(2) Will receive Pension/Retirement benefits as an employee of Transamerica Investment Services, Inc.

(3) During 2000, each of the Board members was also a member of the Board of Transamerica Variable Insurance Fund, Inc., an open-end management company, advised by the Transamerica Investment Management, LLC, and sub-advised by Transamerica Investment Services, Inc., and of Transamerica Income Shares, Inc., a closed-end investment company advised by Transamerica Investment Management, LLC. These registered investment companies comprise the "Fund Complex."

INVESTMENT ADVISORY AND OTHER SERVICES

        Transamerica Investment Management, LLC (`TIM" or "Adviser") is the investment adviser to the Fund. Prior to January 1, 2000, Transamerica Occidental Life Insurance Company (the "Company") served as Adviser.

        Previously the Company and now TIM provides investment management to the Fund pursuant to an investment Advisory Agreement with the Fund. The annual charge for such services is 0.3% of the value of the Fund. In the past three years the Fund paid the Company $246,542 in 1998, $330,503 in 1999 and $418,155 in 2000. Transamerica Investment Services, Inc., serves as sub-adviser to the Fund.

        The Company performs all record keeping and administrative functions related to the Contracts and each Participant's account, including issuing Contracts, valuing Participant's accounts, making Annuity payments and other administrative functions. In addition, the Company supplies or pays for occupancy and office rental, clerical and bookkeeping, accounting, legal fees, registration and filing fees, stationery, supplies, printing, salaries and compensation of the Fund's Board and its officers, reports to Contract Owners, determination of offering and redemption prices and all ordinary expenses incurred in the ordinary course of business.

        Boston Safe Deposit and Trust Company of California, 1 Embarcadero Center, San Francisco, California 94111-9123 is the Fund's custodian of the Securities. Boston Safe Deposit and Trust Company of California holds the securities for the Fund. The Company pays all fees for this service.

        The statutory-basis financial statements and schedules of the Company and financial statements of the Fund appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP's address is801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

BROKERAGE ALLOCATIONS

        TIM has no formula for brokerage business distribution for purchases and sale of portfolio securities of the Fund. The primary objective is to place orders for the most favorable prices and execution. TIM will engage only those brokers whose commissions it believes to be reasonable in relation to the services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers primarily on price, and such general factors as execution capability and reliability, quality of research (including quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional nature of the broker), financial standing, as well as net results of specific transactions, taking into account such factors as promptness, size of order and difficulty of execution. To the extent such research services are used, it would tend to reduce the Company and Investment Services expenses. However, there is no intention to place portfolio transactions for services performed by a broker in furnishing statistical data and research, and thus such services are not expected to significantly reduce expenses. During 1999, commissions were fully negotiated and paid on a best execution basis. In 1998, 1999, and 2000 respectively, brokerage commissions were .03%, .04% and .07% of average assets, and the aggregate dollar amounts were $38,000, $72,314 and $80,774 respectively.

        TIM furnishes investment advice to the Fund as well as other institutional clients. Some of the Advisers' other clients have investment objectives and programs similar to those of the Fund. Accordingly, occasions may arise when sales or purchases of securities which are consistent with the investment policies of more than one client come up for consideration by TIM at the same time. When two or more clients are engaged in the simultaneous sale or purchase of securities, TIM will allocate the securities in question so as to be equitable as to each client. TIM will effect simultaneous purchase or sale transactions only when it believes that to do so is in the best interest of the Fund, although such concurrent authorizations potentially may, in certain instances, be either advantageous or disadvantageous to the Fund. TIM or TIS has advised the Fund's Board regarding this practice, and will report to them on a periodic basis concerning its implementation.

UNDERWRITER

        Transamerica Financial Resources, Inc., is the principal Underwriter for the Fund's Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation, a subsidiary of AEGON N.V.

        The past three years, the Underwriter received from the sales of the Fund's Contracts total payments of $4,471 in 1998, $1,087 in 1999, and $0 in 2000.

ANNUITY PAYMENTS

AMOUNT OF FIRST ANNUITY PAYMENT

        SINGLE AND ANNUAL DEPOSIT CONTRACTS:

        At a Annuitant's selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation date in the second calendar month preceding the Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, ultimate two year age setback.

        IMMEDIATE CONTRACT:

        The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, one year age setback.

AMOUNT OF SUBSEQUENT ANNUITY PAYMENTS

        The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

        The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

NUMBER OF ANNUITY UNITS

        The number of the Contract Owner's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date.

ANNUITY UNIT VALUE

        On November 26, 1968, the value of an Annuity Unit was set at $1.00. Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 11 of the Prospectus).

FEDERAL TAX MATTERS

TAXATION OF THE COMPANY

        The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Fund is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Fund retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Fund for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Fund, then the Company may make a charge to the Fund.

        Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Fund.

TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B
REPORT OF INDEPENDENT AUDITORS

Contractholders and Board of Managers, Transamerica Occidental's Separate Account Fund B Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statement of net assets of Transamerica Occidental's Separate Account Fund B, including the portfolio of investments, as of December 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account Fund B at December 31, 2000, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Des Moines, Iowa
February 21, 2001

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                                 ANNUAL REPORT

                       TABLE OF ACCUMULATION UNIT VALUES

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------

December, 1990.................    3.518587
March, 1991....................    4.337042
June, 1991.....................    4.288242
September, 1991................    4.480883
December, 1991.................    4.908113
March, 1992....................    4.895752
June, 1992.....................    4.798707
September, 1992................    4.981578
December, 1992.................    5.580041
March, 1993....................    5.893141
June, 1993.....................    6.139891
September, 1993................    6.868266
December, 1993.................    6.851062
March, 1994....................    6.629959
June, 1994.....................    6.325672
September, 1994................    6.905430
December, 1994.................    7.364882
March, 1995....................    8.376121
June, 1995.....................    9.806528
September, 1995................   11.275672
December, 1995.................   11.163517

                               Accumulation
        End of Quarter            Unit Value
        --------------           ------------

March, 1996....................   11.495829
June, 1996.....................   12.356950
September, 1996................   13.007681
December, 1996.................   14.289273
March, 1997....................   14.574090
June, 1997.....................   18.948025
September, 1997................   22.762719
December, 1997.................   20.822981
March, 1998....................   24.769837
June, 1998.....................   26.122076
September, 1998................   24.532238
December, 1998.................   31.039623
March, 1999....................   36.274720
June, 1999.....................   36.182643
September, 1999................   33.766134
December, 1999.................   43.812753
March, 2000....................   49.902772
June, 2000.....................   46.517366
September, 2000................   45.550563
December, 2000.................   38.753772

The table above covers the period from December, 1990, to December, 2000. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

                                        2

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2000

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------

          AUTOMOBILE (1.96%)
100,000   General Motor Corp..................... $  2,300,000
                                                  ------------
          BANKING (4.86%)
70,000    Northern Trust Corp....................    5,709,375
                                                  ------------
          BROADCASTING (2.48%)
60,000    Clear Channel Communications, Inc.*....    2,906,250
                                                  ------------
          BUSINESS SERVICES (10.01%)
70,000    American Express.......................    3,845,625
150,000   First Data Corporation.................    7,903,125
                                                  ------------
                                                    11,748,750
                                                  ------------
          CAPITAL GOODS (1.87%)
70,000    Sealed Air Corp .......................    2,135,000
                                                  ------------
          COMMERCIAL SERVICES (3.77%)
200,000   Sodexho Marriott Services, Inc.*.......    4,425,000
                                                  ------------
          COMMUNICATION SERVICES (12.13%)
70,000    Cox Communications.....................    3,259,375
140,000   Comcast Corp...........................    5,845,000
125,000   Qwest Communications International,        5,125,000
           Inc.*.................................
                                                  ------------
                                                    14,229,375
                                                  ------------
          COMPUTERS & BUSINESS EQUIPMENT (7.90%)
150,000   Dell Computer Corporation*.............    2,615,625
100,000   EMC Corporation*.......................    6,650,000
                                                  ------------
                                                     9,265,625
                                                  ------------
          DRUGS & HEALTHCARE (6.39%)
125,000   CVS Corp...............................    7,492,188
                                                  ------------
          ELECTRONICS (6.09%)
80,000    Applied Materials, Inc.*...............    3,055,000
135,000   Intel Corporation......................    4,083,748
                                                  ------------
                                                     7,138,748
                                                  ------------

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------

          FINANCIAL SERVICES (6.05%)
250,000   Charles Schwab Corp.................... $  7,093,750
                                                  ------------
          RETAIL GROCERY (5.86%)
110,000   Safeway, Inc.*.........................    6,875,000
                                                  ------------
          SOFTWARE (4.12%)
45,000    Agile Software Corp....................    2,221,875
60,000    Microsoft Corporation*.................    2,610,000
                                                  ------------
                                                     4,831,875
                                                  ------------
          TECHNOLOGY (12.45%)
60,000    Agilent Technologies, Inc..............    3,285,000
120,000   3Com Corp..............................    1,020,000
21,400    Digital Think INC......................      365,138
75,000    Maxim Integrated Products, Inc.........    3,585,938
140,001   Palm, Inc..............................    3,963,778
25,000    SYMYX Technologies, Inc................      900,000
20,000    Verisign, Inc. ........................    1,483,750
                                                  ------------
                                                    14,603,604
                                                  ------------
          TELECOMMUNICATION EQUIPMENT (8.95%)
70,000    QUALCOMM, Inc. ........................    5,753,125
75,000    RF Micro Devices, Inc.* ...............    2,057,813
75,000    Vodaphone Group PLC-SP ADR.............    2,685,938
                                                  ------------
                                                    10,496,876
                                                  ------------
          TRUCKING & FREIGHT FORWARDING (5.01%)
100,000   United Parcel Services, Inc. ..........    5,881,250
                                                  ------------

                                                   117,132,666
          TOTAL COMMON STOCK (99.90%)............
                                                  ============
                                                       208,753
          Cash, Cash Equivalents and Receivables
           Less Liabilities (0.10%)..............
                                                  ------------
                                                  $117,341,419
          NET ASSETS (100.00%)...................
                                                  ============

------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

                                        3

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF NET ASSETS

                               DECEMBER 31, 2000

ASSETS:
Investments in common stock -- at market value (cost
  $87,362,559)..............................................    $117,132,666
Cash and cash equivalents...................................       2,204,973
Dividends and interest receivable...........................          40,660
                                                                ------------
     TOTAL ASSETS...........................................     119,378,299
LIABILITIES:
Due to Transamerica Occidental's general account............       2,036,880
                                                                ------------
NET ASSETS..................................................    $117,341,419
                                                                ============
Net assets attributed to variable annuity
  contractholders -- 3,009,338 units at $38.753772 per
  unit......................................................    $116,623,203
Reserve for retired annuitants -- Note C....................         718,216
                                                                ------------
                                                                $117,341,419
                                                                ============

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               Year ended        Year ended
                                                              December 31,      December 31,
                                                                  2000              1999
                                                              ------------      ------------

Net investment loss.........................................  $ (1,530,299)     $ (1,127,106)
Net realized gain from security transactions................    34,059,581        20,905,486
Net change in unrealized appreciation/depreciation on
  investments...............................................   (46,900,631)       20,097,581
                                                              ------------      ------------
Net increase (decrease) in net assets resulting from
  operations................................................   (14,371,349)       39,875,961
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............        37,060            38,703
Payments to Contract Owners:
  Annuity payments..........................................       (94,496)          (80,406)
  Terminations and withdrawals..............................    (3,476,136)       (3,892,204)
Adjustment for mortality guarantees on retired annuitants...       141,291            32,477
                                                              ------------      ------------
Total increase (decrease) in net assets.....................   (17,763,630)       35,974,531
Balance at beginning of period..............................   135,105,049        99,130,518
                                                              ------------      ------------
Balance at end of period....................................  $117,341,419      $135,105,049
                                                              ============      ============

See notes to financial statements.

                                        4

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

NET INVESTMENT LOSS
  INCOME:
     Dividends..............................................  $    212,451
     Interest...............................................        81,302
                                                              ------------
       Total investment income..............................       293,753
                                                              ------------
  EXPENSES:
     Investment management services.........................       421,444
     Mortality and expense risk charges.....................     1,402,608
                                                              ------------
       Total expenses.......................................     1,824,052
                                                              ------------
  Net investment loss.......................................    (1,530,299)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized gain from security transactions..............    34,059,581
  Net change in unrealized appreciation/depreciation on
     investments............................................   (46,900,631)
                                                              ------------
  Net realized and unrealized loss on investments...........   (12,841,050)
                                                              ------------
       Net decrease in net assets resulting from
        operations..........................................  $(14,371,349)
                                                              ============

See notes to financial statements.

                                        5

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

     Transamerica Occidental's Separate Account Fund B (the Fund) is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Securities

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $68,614,978 and $73,635,745, respectively, in 2000. The Fund had gross unrealized gains of $36,782,809 and gross unrealized losses of $7,012,702 at December 31, 2000 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund form a part of, and are taxed with, those of
Transamerica Occidental Life Insurance Company (Transamerica Occidental Life),
which is taxed as a "life insurance company" under the Internal Revenue Code.
Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

     The value of the Fund has been reduced by charges on each valuation date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

                                        6

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of December 31, 2000, Transamerica Occidental Life had deposited
$2,000,000 (current fund value of $82,834,519) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

     Reserves for retired annuitants are computed using The Annuity Table for
1949, ultimate, one year age set back and an assumed investment earnings rate of
3 1/2%.

NOTE D -- REMUNERATION

     No remuneration was paid during 2000 by Transamerica Occidental's Separate
Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:

                                                    2000       1999       1998       1997       1996
                                                   -------    -------    -------    -------    -------

Investment income................................  $ 0.096    $ 0.097    $ 0.098    $ 0.077    $ 0.071
Expenses.........................................    0.598      0.456      0.328      0.244      0.163
                                                   -------    -------    -------    -------    -------
Net investment loss..............................   (0.502)    (0.359)    (0.230)    (0.167)    (0.092)
Net realized and unrealized gain (loss) on
  investments....................................   (4.558)    13.132     10.447      6.701      3.217
                                                   -------    -------    -------    -------    -------
    Net increase (decrease) in accumulation unit
      value......................................   (5.059)    12.773     10.217      6.534      3.125
Accumulation unit value:
  Beginning of period............................   43.813     31.040     20.823     14.289     11.164
                                                   -------    -------    -------    -------    -------
  End of period..................................  $38.754    $43.813    $31.040    $20.823    $14.289
                                                   =======    =======    =======    =======    =======
Ratio of expenses to average accumulation fund
  balance........................................     1.33%      1.29%      1.32%      1.33%      1.31%
Ratio of net investment loss to average
  accumulation fund balance......................    (1.12)%    (1.02)%    (0.92)%    (0.91)%    (0.74)%
Portfolio turnover...............................    49.87%     34.45%     53.78%     15.21%     32.94%
Number of accumulation units outstanding at end
  of period (000's omitted)......................    3,028      3,084      3,193      3,273      3,431

                                        7

                                  FINANCIAL STATEMENTS

                     TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                      YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                           WITH REPORT OF INDEPENDENT AUDITORS

                                  Transamerica Occidental Life Insurance Company

                                      Financial Statements - Statutory Basis

                                   Years ended December 31, 2000, 1999 and 1998

                                                     CONTENTS

Report of Independent Auditors..........................................................................1

Audited Financial Statements

Statutory-Basis Financial Statement Schedules

Schedule I - Summary of Investments - Other Than Investments in

0008-0087588                                                                                             2

                                          Report of Independent Auditors

The Board of Directors
Transamerica Occidental Life Insurance Company

We have  audited  the  accompanying  statutory-basis  balance  sheets of  Transamerica  Occidental  Life  Insurance
Company,  an indirect  wholly-owned  subsidiary of AEGON N.V., as of  December 31,  2000 and 1999,  and the related statutory-basis  statements  of  operations,  changes in capital and  surplus,  and cash flow for each of the three years in the period ended December 31,  2000. Our audits also included the accompanying  statutory-basis  financial statement  schedules  required by Article 7 of Regulation  S-X.  These  financial  statements and schedules are the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements and schedules based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the  amounts  and  disclosures  in the  financial  statements.  An audit also  includes  assessing  the  accounting principles  used and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial  statements,  the Company  presents its financial  statements in conformity with accounting practices prescribed or permitted by the Insurance Division,  Department of Commerce,  of the State
of Iowa, which practices differ from accounting  principles  generally accepted in the United States. The variances between such  practices and  accounting  principles  generally  accepted in the United States also are described in
Note 1.  The effects on the  financial  statements  of these  variances  are not  reasonably  determinable  but are presumed to be material.

In our  opinion,  because  of the  effects  of the matter  described  in the  preceding  paragraph,  the  financial statements  referred to above do not present fairly, in conformity with accounting  principles  generally  accepted in the United States,  the financial  position of Transamerica  Occidental  Life Insurance  Company at December 31,
2000 and 1999,  or the results of its  operations  or its cash flow for each of the three years in the period ended
December 31, 2000.

However, in our opinion, the financial  statements referred to above present fairly, in all material respects,  the financial  position of  Transamerica  Occidental  Life  Insurance  Company at  December 31,  2000 and 1999, and the
results of its operations and its cash flow for each of the three years in the period ended  December 31,  2000, in conformity with accounting  practices  prescribed or permitted by the Insurance  Division,  Department of Commerce,
of the State of Iowa.  Also,  in our  opinion,  the related  financial  statement  schedules,  when  considered  in relation  to the basic  statutory-basis  financial  statements  taken as a whole,  present  fairly in all  material respects the information set forth therein.

Des Moines, Iowa
April 13, 2001

3                                                                                             0008-0087588
                                  Transamerica Occidental Life Insurance Company

                                         Balance Sheets - Statutory Basis
                                 (Dollars in thousands, except per share amounts)

                                                                                   DECEMBER 31
                                                                             2000              1999
                                                                      --------------------------------------

ADMITTED ASSETS
Cash and invested assets:
   Bonds                                                                    $14,404,438       $12,820,804
   Preferred stocks:
     Affiliated entities                                                          1,740            58,219
     Other                                                                       77,603            77,231
   Common stocks:
     Affiliated entities (cost: 2000 - $335,248;
       1999 - $444,459)                                                         849,503           984,400
     Other (cost: 2000 - $479,874; 1999 - $662,215)                             600,594         1,270,039
   Mortgage loans on real estate                                              1,140,481           385,590
   Real estate                                                                   96,219           101,195
   Policy loans                                                                 417,849           409,534
   Cash and short-term investments                                              100,681           132,454
   Receivables for securities                                                     4,454            50,510
   Net short-term notes receivable from affiliates                               23,702                 -
   Other investments                                                            278,629           168,487
                                                                      --------------------------------------
Total cash and invested assets                                               17,995,893        16,458,463

Federal income tax recoverable                                                        -           160,075
Accrued investment income                                                       230,386           226,823
Premiums deferred and uncollected                                               215,315           227,722
Reinsurance receivable                                                          271,365           249,225
Accounts receivable                                                             159,949            15,487
General agents pension fund                                                     109,553            79,865
Funds withheld by affiliates                                                    262,448                 -
Transfers from separate accounts due or accrued                                  81,118            73,163
Other admitted assets                                                           166,998           150,344
Separate account assets                                                       4,191,889         4,229,395

                                                                      --------------------------------------
                                                                      --------------------------------------
Total admitted assets                                                       $23,684,914       $21,870,562
                                                                      ======================================

0008-0087588                                                                                            44

                                                                                  DECEMBER 31
                                                                            2000              1999
                                                                     --------------------------------------

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                 $  5,341,927      $  4,993,074
     Annuity                                                                 4,411,716         4,597,808
     Accident and health                                                       100,681           104,314
   Policy and contract claim reserves                                          419,172           296,789
   Supplementary contracts without life contingencies                          227,909           208,349
   Other policyholders' funds                                                   74,696            69,705
   Funding agreements and municipal reverse repurchase agreements
                                                                             3,915,394         2,228,261
   Remittances and items not allocated                                         124,862            48,424
   Asset valuation reserve                                                     331,625           578,958
   Interest maintenance reserve                                                 16,139            58,721
   Funds held under coinsurance and other reinsurance treaties
                                                                             2,520,027         2,274,229
   Commissions and expense allowances payable on reinsurance assumed
                                                                                95,725            77,588
   Payable for securities                                                            -            36,997
   Federal income taxes payable                                                 22,694                 -
   Payable to affiliates                                                        26,084                 -
   Other liabilities                                                           465,198           265,295
   Separate account liabilities                                              4,046,600         4,068,126
                                                                     --------------------------------------
Total liabilities                                                           22,140,449        19,906,638

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $12.50 par value, 4,000,000 shares authorized,
     2,206,933 issued and outstanding                                           27,587            27,587
   Paid-in surplus                                                             589,600           509,600
   Unassigned surplus                                                          927,278         1,426,737
                                                                     --------------------------------------
Total capital and surplus                                                    1,544,465         1,963,924
                                                                     --------------------------------------
Total liabilities and capital and surplus                                  $23,684,914       $21,870,562
                                                                     ======================================

See accompanying notes.

                                  Transamerica Occidental Life Insurance Company

                                    Statements of Operations - Statutory Basis
                                              (Dollars in thousands)

                                                                             YEAR ENDED DECEMBER 31
                                                                      2000            1999            1998
                                                                -------------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                            $1,270,078      $1,192,299      $1,208,356
     Annuity                                                          1,179,915         681,901         914,547
     Accident and health                                                118,827          57,531         109,138
   Net investment income                                              1,108,214       1,125,042       1,078,543
   Amortization of interest maintenance reserve                          (2,359)          4,739           5,052
   Commissions and expense allowances on reinsurance ceded
                                                                        415,788         469,910         471,943
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                            36,536          16,821           3,818
   Other income                                                         153,589         528,951         891,442
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      4,280,588       4,077,195       4,682,841
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health                                       723,471         402,475         632,175
     Surrender benefits                                               1,136,953         694,766         616,224
     Other benefits                                                     924,707         935,940         908,946
     Increase (decrease) in aggregate reserves for policies and contracts:
       Life                                                             328,852         392,921         421,442
       Annuity                                                         (181,511)       (145,685)       (852,725)
       Accident and health                                               (3,632)         19,578         (16,136)
       Other                                                             10,792          (7,225)          9,458
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      2,939,632       2,292,770       1,719,384
   Insurance expenses
     Commissions                                                        680,635         691,802         728,533
     General insurance expenses                                         331,316         272,168         222,471
     Taxes, licenses and fees                                            42,636          53,309          35,957
     Net transfer to separate accounts                                  175,350          50,572         200,243
     Reinsurance reserve adjustments                                     47,887         509,668       1,009,559
     Other                                                              138,410          22,767         704,485
                                                                -------------------------------------------------
                                                                -------------------------------------------------
                                                                      1,416,234       1,600,286       2,901,248
                                                                -------------------------------------------------
                                                                      4,355,866       3,893,056       4,620,632
                                                                -------------------------------------------------
Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit)
   and net realized capital gains                                       (75,278)        184,139          62,209

                                  Transamerica Occidental Life Insurance Company

                              Statements of Operations - Statutory Basis (continued)
                                              (Dollars in thousands)

                                                                             YEAR ENDED DECEMBER 31
                                                                      2000            1999            1998
                                                                -------------------------------------------------

Dividends to policyholders                                        $       9,377   $       9,294   $       8,206
                                                                -------------------------------------------------
Gain (loss) from operations before federal income tax expense
   (benefit) and net realized capital gains                             (84,655)        174,845          54,003
Federal income tax expense (benefit)                                      6,152          30,330         (70,408)
                                                                -------------------------------------------------
Gain (loss) from operations before net realized capital gains
   on investments                                                       (90,807)        144,515         124,411
Net realized capital gains on investments (net of related
   federal income taxes and amounts transferred from/to
   interest maintenance reserve)                                        292,197          17,515          76,071
                                                                -------------------------------------------------
Net income                                                          $   201,390     $   162,030     $   200,482
                                                                =================================================

See accompanying notes.

                                  Transamerica Occidental Life Insurance Company

                          Statements of Changes in Capital and Surplus - Statutory Basis
                                              (Dollars in thousands)

                                                                                                  TOTAL CAPITAL
                                                  COMMON STOCK     PAID-IN        UNASSIGNED       AND SURPLUS
                                                                   SURPLUS         SURPLUS
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------

Balance at January 1, 1998                            $27,587       $368,738       $1,159,903       $1,556,228
   Net income                                               -              -          200,482          200,482
   Change in non-admitted assets                            -              -          (45,392)         (45,392)
   Change in unrealized capital gains                       -              -          261,540          261,540
   Change in asset valuation reserve                        -              -          (39,153)         (39,153)
   Dividend to stockholder                                  -              -          (80,000)         (80,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (3,137)          (3,137)
   Change in surplus in separate accounts                   -              -           32,572           32,572
   Change in surplus due to reinsurance                     -              -          (21,502)         (21,502)
   Prior year adjustments                                   -              -          (21,276)         (21,276)
   Capital contribution                                     -          3,800                -            3,800
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 1998                           27,587        372,538        1,444,037        1,844,162
   Net income                                               -              -          162,030          162,030
   Change in non-admitted assets                            -              -           (2,824)          (2,824)
   Change in unrealized capital gains                       -              -          119,420          119,420
   Change in asset valuation reserve                        -              -         (178,342)        (178,342)
   Dividend to stockholder                                  -              -          (79,000)         (79,000)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -           (4,646)          (4,646)
   Change in surplus in separate accounts                   -              -           16,637           16,637
   Change in surplus due to reinsurance                     -              -          (35,865)         (35,865)
   Prior year adjustments                                   -              -          (14,710)         (14,710)
   Capital contribution                                     -        137,062                -          137,062
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 1999                           27,587        509,600        1,426,737        1,963,924
   Net income                                               -              -          201,390          201,390
   Change in non-admitted assets                            -              -           42,867           42,867
   Change in unrealized capital gains                       -              -         (528,752)        (528,752)
   Change in asset valuation reserve                        -              -          247,333          247,333
   Dividend to stockholder                                  -              -         (135,000)        (135,000)
   Dividend of subsidiary to stockholder                    -              -         (210,386)        (210,386)
   Change in liability for reinsurance in
     unauthorized companies                                 -              -          (19,364)         (19,364)
   Change in surplus in separate accounts                   -              -          (16,755)         (16,755)
   Change in surplus due to reinsurance                     -              -            9,587            9,587
   Partnership termination                                  -              -          (46,671)         (46,671)
   Prior year adjustments                                   -              -          (43,708)         (43,708)
   Capital contribution                                     -         80,000                -           80,000
                                                  -------------- ------------- ----------------- ----------------
                                                  -------------- ------------- ----------------- ----------------
Balance at December 31, 2000                          $27,587       $589,600      $   927,278       $1,544,465
                                                  ============== ============= ================= ================

See accompanying notes.

                                  Transamerica Occidental Life Insurance Company

                                     Statements of Cash Flow - Statutory Basis
                                              (Dollars in thousands)

                                                                    YEAR ENDED DECEMBER 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
  OPERATING ACTIVITIES
  Premiums and annuity considerations                      $1,676,491       $   319,552       $2,642,142
  Fund deposits                                               627,634           351,170          363,889
  Other policy proceeds and considerations                    278,093           212,546          259,627
  Allowances and reserve adjustments received on
    reinsurance ceded                                         443,651         1,861,584           93,368
  Investment income received                                1,119,095         1,088,846        1,068,856
  Other income received                                     1,851,376           141,247          194,037
  Life and accident and health claims paid                   (665,369)         (266,727)        (661,006)
  Surrender benefits and other fund withdrawals paid
                                                           (1,137,020)         (695,777)        (618,854)
  Annuity and other benefits paid                            (653,975)         (962,151)        (948,840)
  Commissions, other expenses and taxes paid
                                                           (1,083,271)       (1,027,317)        (950,827)
  Dividends paid to policyholders                              (9,820)           (9,136)          (8,102)
  Federal income taxes received (paid)                        208,049          (146,945)          15,764
  Reinsurance reserve transfers and other                    (546,720)         (618,898)      (1,891,421)
                                                     ------------------------------------------------------
  Net cash provided by (used in) operating activities
                                                            2,108,214           247,994         (441,367)

  INVESTING ACTIVITIES
  Proceeds from investments sold, matured or repaid:
  Bonds                                                     5,872,493         2,993,985        3,938,693
  Stocks                                                    2,122,089           220,666          488,559
  Mortgage loans                                               15,173            11,248           37,335
  Real estate                                                       -             3,050           20,300
  Other invested assets                                         6,394               200            3,984
  Miscellaneous proceeds                                        1,079               407          (25,830)
                                                     ------------------------------------------------------
  Total investment proceeds                                 8,017,228         3,229,556        4,463,041
  Taxes paid on net realized capital gains                   (178,914)                -                -
                                                     ------------------------------------------------------
  Net proceeds from sales, maturities, or repayments
    of investments                                          7,838,314         3,229,556        4,463,041

                                  Transamerica Occidental Life Insurance Company

                               Statements of Cash Flow - Statutory Basis (continued)
                                              (Dollars in thousands)

                                                                    YEAR ENDED DECEMBER 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------
Cost of investments acquired:
   Bonds                                                  $(7,506,987)      $(3,656,035)     $(4,225,623)
   Stocks                                                  (1,273,183)         (611,404)        (331,131)
   Mortgage loans                                            (771,604)           (9,800)        (121,139)
   Real estate                                                 (1,287)           (5,064)          (7,030)
   Other invested assets                                     (132,908)          (35,204)         (36,752)
   Miscellaneous applications                                  (1,242)          (93,194)               -
                                                     ------------------------------------------------------
Total cost of investments acquired                         (9,687,211)       (4,410,701)      (4,721,675)
Net decrease (increase) in policy loans                        (8,315)            1,094           (3,174)
                                                     ------------------------------------------------------
Net cost of investments acquired                           (9,695,526)       (4,409,607)      (4,724,849)
                                                     ------------------------------------------------------
Net cash used in investing activities                      (1,857,212)       (1,180,051)        (261,808)

FINANCING AND MISCELLANEOUS ACTIVITIES
Other cash provided:
   Capital and surplus paid-in                                 80,000           137,062            3,800
   Other sources                                            1,343,871           562,978        1,485,965
                                                     ------------------------------------------------------
Total other cash provided                                   1,423,871           700,040        1,489,765

Other cash applied:
   Dividends paid to stockholder                             (135,000)          (79,000)         (80,000)
   Other applications, net                                 (1,571,646)          (70,086)        (347,482)
                                                     ------------------------------------------------------
Total other cash applied                                   (1,706,646)         (149,086)        (427,482)
                                                     ------------------------------------------------------
Net cash provided by (used in) financing and
   miscellaneous activities                                  (282,775)          550,954        1,062,283
                                                     ------------------------------------------------------
Net increase (decrease) in cash and short-term
   investments                                                (31,773)         (381,103)         359,108

Cash and short-term investments:
   Beginning of year                                          132,454           513,557          154,449
                                                     ------------------------------------------------------
   End of year                                           $    100,681      $    132,454     $    513,557
                                                     ======================================================

See accompanying notes.

                                  Transamerica Occidental Life Insurance Company

                                  Notes to Financial Statements - Statutory Basis
                                              (Dollars in thousands)

                                                 December 31, 2000

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transamerica  Occidental  Life Insurance  Company (the  "Company") is a stock life insurance  company  domiciled in
Iowa. The Company is a  wholly-owned  subsidiary of  Transamerica  Insurance  Corporation,  which is a wholly-owned subsidiary of Transamerica  Corporation  ("Transamerica").  Transamerica is an indirect wholly-owned  subsidiary of
AEGON N.V.,  a holding  company  organized  under the laws of The  Netherlands.  The  Company has two  wholly-owned insurance  subsidiaries:  Transamerica  Life  Insurance  and  Annuity  Company  ("TALIAC")  and  Transamerica  Life
Insurance  Company of New York  ("TONY").  As discussed  in Note 11, in 2000,  the Company  transferred  its entire ownership  interest in its subsidiary,  Transamerica Life Insurance Company of Canada, in the form of a dividend to its parent. Also in 2000, the Company was redomiciled from California to Iowa.

NATURE OF BUSINESS

The  Company  engages  in  providing  life  insurance,  pension  and  annuity  products,  reinsurance,   structured
settlements and investment products which are distributed  through a network of independent and  company-affiliated agents and independent  brokers.  The Company's customers are primarily in the United States and are distributed in
49 states.

BASIS OF PRESENTATION

The  preparation  of  financial  statements  of insurance  companies  requires  management  to make  estimates  and assumptions that affect amounts reported in the financial  statements and accompanying  notes. Actual results could differ from those estimates.

Significant  estimates and  assumptions are utilized in the calculation of aggregate  policy  reserves,  policy and contract  claim  reserves,  guaranty fund  assessment  accruals and  valuation  allowances  on  investments.  It is reasonably  possible that actual  experience  could differ from the estimates and assumptions  utilized which could have a material impact on the financial statements.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The  accompanying  financial  statements  have been  prepared on the basis of  accounting  practices  prescribed or permitted by the Insurance Division,  Department of Commerce, of the State of Iowa ("Insurance Department"),  which practices  differ in some respects from accounting  principles  generally  accepted in the United States.  The more significant of these  differences  are as follows:  (a) bonds are generally  reported at amortized cost rather than segregating  the portfolio into  held-to-maturity  (reported at amortized  cost),  available-for-sale  (reported at fair  value),  and trading  (reported  at fair value)  classifications;  (b)  acquisition  costs of  acquiring  new business are charged to current  operations as incurred  rather than  deferred and  amortized  over the life of the policies or over the expected gross profit stream;  (c) policy  reserves on traditional  life products are based on statutory  mortality rates and interest which may differ from reserves based on reasonable  assumptions of expected mortality,  interest,  and  withdrawals  which include a provision  for possible  unfavorable  deviation  from such assumptions;  (d) policy reserves on certain investment  products use discounting  methodologies based on statutory interest  rates rather than full account  values;  (e)  reinsurance  amounts are netted  against the  corresponding asset or liability  rather than shown as gross  amounts on the balance  sheet;  (f)  deferred  income taxes are not provided for the difference  between the financial  statement and income tax bases of assets and  liabilities;  (g)
net realized  gains or losses  attributed to changes in the level of interest  rates in the market are deferred and amortized over the remaining life of the bond or mortgage  loan,  rather than  recognized as gains or losses in the statement of operations when the sale is completed;  (h) potential  declines in the estimated  realizable  value of investments  are  provided for through the  establishment  of a  formula-determined  statutory  investment  reserve
(reported as a liability),  changes to which are charged  directly to surplus,  rather than through  recognition in the statement of operations for declines in value,  when such declines are judged to be other than  temporary;  (i)
certain  assets  designated as  "non-admitted  assets" have been charged to surplus  rather than being  reported as assets;  (j) revenues for universal life and investment  products  consist of premiums  received rather than policy charges for the cost of insurance,  policy  administration  charges,  amortization  of policy  initiation  fees and surrender  charges  assessed;  (k) pension  expense is recorded as amounts  are paid;  (l)  adjustments  to federal income  taxes of prior years are charged or credited  directly to  unassigned  surplus,  rather than  reported as a component of expense in the  statement of  operations;  (m)  policyholder  dividends are  recognized  when declared rather than over the term of the related  policies;  (n) a liability is established for  "unauthorized  reinsurers"
and changes in this liability are charged or credited directly to unassigned surplus; and (o) the

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

accounts and  operations of the Company's  subsidiaries  are not  consolidated  but are included in  investments in common  stocks at the  statutory  net  carrying  value,  changes  to which are  charged  or  credited  directly  to unassigned  surplus.  The effects of these variances have not been determined by the Company but are presumed to be material.

The National  Association of Insurance  Commissioners  ("NAIC") has revised the Accounting Practices and Procedures
Manual in a process referred to as Codification.  The revised manual will be effective  January 1,  2001. The State of Iowa has  adopted the  provisions  of the  revised  manual.  The revised  manual has  changed,  to some  extent, prescribed  statutory  accounting practices and will result in changes to the accounting practices that the Company uses to  prepare  its  statutory-basis  financial  statements.  The  cumulative  effect of  changes  in  accounting principles  adopted to conform to the revised Accounting  Practices and Procedures  Manual,  will be reported as an adjustment to surplus as of January 1,  2001.  Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Other significant accounting policies are as follows:

CASH AND SHORT-TERM INVESTMENTS

For purposes of the statements of cash flow,  the Company  considers all highly liquid  investments  with remaining maturity of one year or less when purchased to be short-term investments.

INVESTMENTS

Investments  in bonds (except  those to which the  Securities  Valuation  Office of the NAIC has ascribed a value), mortgage  loans on real estate and  short-term  investments  are  reported at cost  adjusted  for  amortization  of premiums and accrual of discounts.  Amortization  is computed  using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

and other asset-backed  securities at regular intervals and adjusts  amortization rates  retrospectively  when such assumptions  are changed due to experience  and/or  expected future  patterns.  Investments in preferred  stocks in good  standing  are reported at cost.  Investments  in  preferred  stocks not in good  standing are reported at the lower of cost or market.  Common stocks of unaffiliated  companies are carried at market value. Common stock of the
Company's affiliated  insurance  subsidiaries are recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for  depreciation.  Depreciation of real estate is computed  principally by the straight-line  method.  Policy loans are reported at unpaid principal.  Other investments consist of investments in various  joint  ventures and limited  partnerships,  which are  recorded at equity in  underlying  net assets,  and derivative  instruments,  which are valued in accordance with the NAIC Accounting  Practices and Procedures  manual and Purposes  and  Procedures  manual of the SVO.  All  derivative  instruments  are used for hedging  purposes and valued on a basis consistent with the hedged item.

The Company  uses  interest  rate  swaps,  interest  rate caps and floors,  options,  swaptions  and certain  other derivatives as part of its overall  interest rate risk  management  strategy for certain life insurance and annuity products.  As the  Company  only  uses  derivatives  for  hedging  purposes,  the  Company  values  all  derivative instruments on a consistent basis as the hedged item. Upon  termination,  gains and losses on those instruments are included in the carrying  values of the underlying  hedged items and are amortized over the remaining  lives of the hedged items as  adjustments  to  investment  income or benefits from the hedged items.  Any  unamortized  gains or losses are recognized when the underlying hedged items are sold.

Interest rate swap contracts are used to convert the interest rate  characteristics  (fixed or variable) of certain investments to match those of the related  insurance  liabilities  that the  investments  are  supporting.  The net interest  effect of such swap  transactions  is reported as an adjustment of interest  income from the hedged items as incurred.

Interest rate caps and floors are used to limit the effects of changing  interest  rates on yields of variable rate or  short-term  assets or  liabilities.  The initial cost of any such  agreements  is  amortized to net  investment income over the life of the  agreement.  Periodic  payments that are  receivable as a result of the  agreements are accrued as an adjustment of interest income or benefits from the hedged item.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized capital gains and losses are determined on the basis of specific  identification  and are recorded net of related federal income taxes.  The Asset Valuation  Reserve ("AVR") is established by the Company to provide for potential  losses in the event of default by issuers of certain  invested  assets.  These  amounts  are  determined using a formula  prescribed  by the NAIC and are  reported as a  liability.  The formula for the AVR provides for a corresponding  adjustment  for  realized  gains and losses.  Under a formula  prescribed  by the NAIC,  the Company defers,  in the Interest  Maintenance  Reserve ("IMR"),  the portion of realized gains and losses on sales of fixed income  investments,  principally  bonds and  mortgage  loans,  attributable  to  changes in the  general  level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest  income is  recognized  on an accrual  basis.  The  Company  does not accrue  income on bonds in  default, mortgage loans on real estate in default and/or  foreclosure  or which are delinquent  more than twelve months,  or on real  estate  where  rent is in  arrears  for more  than  three  months.  Further,  income is not  accrued  when collection  is  uncertain.  During  2000,  the Company  excluded  investment  income due and accrued of $1,518 with respect to such practices. No such investment income due and accrued was excluded during 1999 and 1998.

AGGREGATE POLICY RESERVES

Life,  annuity and  accident and health  benefit  reserves are  developed by actuarial  methods and are  determined based on published tables based on statutorily  specified  interest rates and valuation  methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate  policy  reserves for life  insurance  policies are based  principally  upon the 1941,  1958 and 1980
Commissioners'  Standard Ordinary  Mortality Tables.  The reserves are calculated using interest rates ranging from
2.00 to 6.00  percent and are  computed  principally  on the Net Level  Premium  Valuation  and the  Commissioners'
Reserve  Valuation  Methods.  Reserves for universal life policies are based on account  balances  adjusted for the
Commissioners' Reserve Valuation Method.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Deferred  annuity  reserves are  calculated  according  to the  Commissioners'  Annuity  Reserve  Valuation  Method
including excess interest  reserves to cover  situations where the future interest  guarantees plus the decrease in surrender  charges are in excess of the maximum valuation rates of interest.  Reserves for immediate  annuities and supplementary  contracts  with life  contingencies  are equal to the  present  value of  future  payments  assuming interest  rates  ranging from 2.00 to 11.25  percent and  mortality  rates,  where  appropriate,  from a variety of tables.

Accident  and health  policy  reserves  are equal to the greater of the gross  unearned  premiums  or any  required midterminal  reserves plus net unearned  premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves  represent the estimated  accrued  liability for claims  reported to the Company and claims incurred but not yet reported  through the statement date. These reserves are estimated using either  individual  case-basis valuations  or  statistical  analysis  techniques.  These  estimates  are subject to the effects of trends in claim severity and frequency.  The estimates are  continually  reviewed and adjusted as necessary as experience  develops or new information becomes available.

FUNDING AGREEMENTS AND MUNICIPAL REVERSE REPURCHASE AGREEMENTS

Funding agreements and municipal reverse repurchase  agreements are investment  contracts issued to municipalities, corporations,  mutual funds and other institutional  investors that pay either a fixed or floating rate of interest on the guaranteed deposit balance.  The floating interest rate is based on a market index. The related  liabilities are equal to the policyholder  deposit and accumulated interest on the contract.  As of December 31,  2000, funding agreements  totaling $1,690,548  contained  provisions which allow the policyholder to withdraw their funds at book value after certain advance notice periods which range up to one year in duration.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable  annuity  contracts and the  Company's  corresponding  obligation to the contract owners are shown separately in the balance sheets.  The assets in the separate  accounts are valued at market. Income and gains and

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

losses  with  respect to the assets in the  separate  accounts  accrue to the benefit of the  contract  owners and, accordingly,  the operations of the separate  accounts are not included in the accompanying  financial  statements.
The Company  received  variable  contract  premiums of  $350,784,  $255,210  and  $352,298 in 2000,  1999 and 1998,
respectively.

PREMIUM REVENUES

Premiums from life insurance  policies are recognized as revenue when due, and premiums from annuity  contracts are recognized when received. Accident and health premiums are earned pro rata over the terms of the policies.

OTHER INCOME

Other income consists  primarily of profit sharing on reinsurance  ceded and reserve  adjustments on ceded modified coinsurance transactions.

REINSURANCE

Coinsurance  premiums,  commissions,  expense  reimbursements,  and  reserves  related to  reinsured  business  are accounted  for on bases  consistent  with those used in accounting  for the original  policies and the terms of the reinsurance  contracts.  Gains  associated  with  reinsurance of inforce blocks of business are included in surplus rather than gain from  operations.  Premiums  ceded and  recoverable  losses have been  reported as a reduction  of premium income and benefits, respectively.

PRIOR YEAR ADJUSTMENTS

Prior year  adjustments  charged  directly  to surplus in 2000  relate to  expenses  incurred  for sales  practices litigation  of $8,199,  the write off of software  of $30,043  and  suspense  adjustments  of $5,466.  There was no overall impact to surplus resulting from the software write off as this item was previously nonadmitted.

Prior year  adjustments  charged  directly  to surplus in 1999 relate  primarily  to  expenses  incurred  for sales practices litigation of $7,710 and a suspense asset adjustment of $7,000.

Prior year adjustments in 1998 relate primarily to expenses  incurred for sales practices  litigation of $8,276 and a reserve valuation adjustment of $13,000 on single premium immediate annuities.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain  reclassifications  have  been  made to the 1999 and  1998  financial  statements  to  conform  to the 2000 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement  of  Financial  Accounting  Standard  ("SFAS")  No.  107,  Disclosures  about  Fair  Value  of  Financial
Instruments,  requires disclosure of fair value information about financial instruments,  whether or not recognized in the  statutory-basis  balance  sheet,  for  which it is  practicable  to  estimate  that  value.  SFAS No.  119,
Disclosures about Derivative  Financial  Instruments and Fair Value of Financial  Instruments,  requires additional disclosure  about  derivatives.  In cases where quoted  market prices are not  available,  fair values are based on estimates using present value or other valuation  techniques.  Those techniques are  significantly  affected by the assumptions  used,  including  the discount rate and  estimates of future cash flows.  In that regard,  the derived fair value estimates cannot be substantiated  by comparisons to independent  markets and, in many cases,  could not be  realized  in  immediate  settlement  of the  instrument.  SFAS No. 107 and No. 119  exclude  certain  financial instruments and all nonfinancial  instruments from their disclosure  requirements and allow companies to forego the disclosures  when those  estimates  can only be made at  excessive  cost.  Accordingly,  the  aggregate  fair value amounts presented do not represent the underlying value of the Company.

The  following  methods and  assumptions  were used by the Company in  estimating  its fair value  disclosures  for financial instruments:

   Cash and  short-term  investments:  The carrying  amounts  reported in the balance  sheet for these  instruments approximate their fair values.

   Investment  securities:  Fair values for fixed maturity  securities  (including  preferred  stocks) are based on quoted market prices,  where  available.  For fixed maturity  securities  not actively  traded,  fair values are estimated using values obtained from  independent  pricing services or, in the case of private  placements,  are estimated  by  discounting  expected  future cash flows using a current  market  rate  applicable  to the yield, credit quality,  and maturity of the investments.  The fair values for equity securities,  other than affiliated entities, are based on quoted market prices.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

   2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Mortgage loans and policy loans:  The fair values for mortgage  loans are estimated  utilizing  discounted  cash flow analyses,  using interest rates  reflective of current market  conditions and the risk  characteristics  of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Net short-term  notes  receivable  from  affiliates:  The fair value for net short-term  notes  receivable  from affiliates approximate their carrying value.

   Investment  contracts:  Fair values for the Company's  liabilities under  investment-type  insurance  contracts, including  separate  account  liabilities,  are estimated  using  discounted  cash flow  calculations,  based on interest rates  currently being offered for similar  contracts with  maturities  consistent with those remaining for the contracts being valued.

   Derivatives:  Estimated fair value of interest rate swaps,  caps,  floors,  options and swaptions are based upon the latest  quoted  market  price.  Estimated  fair  value of  interest  rate  swaps are based upon the  pricing differential for similar swap agreements.

Fair  values for the  Company's  insurance  contracts  other  than  investment  contracts  are not  required  to be disclosed.  However,  the fair values of liabilities under all insurance  contracts are taken into consideration in the Company's  overall  management of interest  rate risk,  which  minimizes  exposure to changing  interest  rates through the matching of investment maturities with amounts due under insurance contracts.

The  following  sets  forth a  comparison  of the fair  values and  carrying  amounts  of the  Company's  financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The carrying amounts and fair values of financial instruments are as follows (in thousands):

                                                                   DECEMBER 31
                                                   2000                                1999
                                      -------------------------------- --------------------------------------
                                         CARRYING          FAIR             CARRYING            FAIR
                                          AMOUNT          VALUE              AMOUNT             VALUE
                                      -------------------------------- --------------------------------------
ADMITTED ASSETS
Bonds                                     $14,404,438    $14,562,288        $12,820,804       $12,681,458
Preferred stocks other than affiliates
                                               77,603         78,621             77,231            42,448
Common stocks other than affiliates
                                              600,594        600,594          1,270,039         1,270,039
Mortgage loans on real estate               1,140,481      1,170,426            385,590           363,650
Policy loans                                  417,849        417,849            409,534           396,956
Floors, caps, options and swaptions
                                               47,543        109,800             56,964            60,129
Interest rate swaps                            10,994         11,367                  -           (65,953)
Cash and short-term investments               100,681        100,681            132,454           132,454
Net short-term notes receivable from
   affiliates                                  23,702         23,702                  -                 -
Separate account assets                     4,191,889      4,191,889          4,229,395         4,229,395

LIABILITIES
Investment contract liabilities             7,275,853      7,187,031          8,807,732         8,800,196
Separate account liabilities                3,919,092      4,022,404          3,941,489         3,941,489

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS

The  Company's  investment in common stocks of its wholly owned  subsidiaries,  based on the statutory  capital and surplus of the subsidiaries, is summarized as follows:

                                                                                     CARRYING AMOUNT
                                                                         COST
                                                                  ------------------------------------
At December 31, 2000:
   TALIAC                                                                $238,418          $823,859
   TONY                                                                    83,600            25,470
   Other                                                                   13,230               174
                                                                  ------------------------------------
                                                                         $335,248          $849,503
                                                                  ====================================

At December 31, 1999:
   TALIAC                                                                $238,418          $797,109
   TONY                                                                    83,600            50,142
   Transamerica Life Insurance Company of Canada                          113,711           135,565
   Others                                                                   8,730             1,584
                                                                  ------------------------------------
                                                                         $444,459          $984,400
                                                                  ====================================

In 1999 and 1998, the Company received a dividend of $50,000 from its wholly-owned subsidiary, TALIAC.

Certain financial information with respect to TALIAC and TONY, the Company's wholly-owned  insurance  subsidiaries, is as follows:
                                                                            DECEMBER 31
                                                                      2000               1999
                                                               --------------------------------------

Cash and investments                                                 $15,244,044        $14,869,284
Other assets                                                           6,492,031          6,948,284
                                                               --------------------------------------
Total assets                                                          21,736,075         21,817,568

Aggregate reserves                                                    11,067,366          9,977,508
Other liabilities                                                      9,819,380         10,992,809
                                                               --------------------------------------
Total liabilities                                                     20,886,746         20,970,317
                                                               --------------------------------------
Total capital and surplus                                          $     849,329      $     847,251
                                                               ======================================

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

The carrying  value and  estimated  fair value of  investments  in debt  securities  are  summarized as follows (in thousands):

                                                           GROSS             GROSS          ESTIMATED
                                        CARRYING         UNREALIZED       UNREALIZED           FAIR
                                          VALUE            GAINS            LOSSES            VALUE
                                    -----------------------------------------------------------------------
DECEMBER 31, 2000
United States Government and
   agencies                            $     722,783      $    8,263       $       959     $     730,087
State, municipal and other
   government                                344,859          53,300               669           397,490
Public utilities                           1,453,514          56,108            28,252         1,481,370
Industrial and miscellaneous               9,255,458         296,606           285,486         9,266,578
Mortgage and other asset- backed
   securities                              2,627,824          77,521            18,582         2,686,763
                                    -----------------------------------------------------------------------
                                          14,404,438         491,798           333,948        14,562,288

Preferred stocks                              77,603           6,622             5,604            78,621
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                         $14,483,781        $498,420          $341,292       $14,640,909
                                    =======================================================================

DECEMBER 31, 1999
United States Government and
   agencies                            $     189,325       $  11,396        $    1,968     $     198,753
State, municipal and other
   government                                106,484           3,673             1,482           108,675
Foreign governments                           50,820             353             3,328            47,845
Public utilities                           1,718,582          20,020            38,842         1,699,760
Industrial and miscellaneous               9,345,228         103,079           230,148         9,218,159
Mortgage and other asset- backed
   securities                              1,410,365               -             2,099         1,408,266
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                          12,820,804         138,521           277,867        12,681,458

Preferred stocks                              77,231           6,399            41,182            42,448
                                    -----------------------------------------------------------------------
                                    -----------------------------------------------------------------------
                                         $12,898,035        $144,920          $319,049       $12,723,906
                                    =======================================================================

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

The carrying  value and estimated fair value of bonds at  December 31,  2000, by  contractual  maturity,  are shown below.  Expected  maturities may differ from  contractual  maturities  because certain  borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                           ESTIMATED
                                                                          CARRYING            FAIR
                                                                           AMOUNT            VALUE
                                                                      ------------------------------------

  Due in one year or less                                                $     293,736    $     293,384
  Due after one year through five years                                      2,573,899        2,614,419
  Due after five years through ten years                                     2,648,540        2,617,591
  Due after ten years                                                        6,260,439        6,350,131
  Mortgage and other asset-backed securities                                 2,627,824        2,686,763
                                                                      ------------------------------------
                                                                           $14,404,438      $14,562,288
                                                                      ====================================

A detail of net investment income is presented below:

                                                               YEAR ENDED DECEMBER 31
                                                      2000              1999             1998
                                                -----------------------------------------------------

Interest on bonds and preferred stocks                $1,068,590      $   994,418       $   952,235
Dividends from common stocks                               5,332           53,192            53,000
Interest on mortgage loans                                49,068           28,314            28,713
Rental income on real estate                              30,180           28,008            27,288
Interest on policy loans                                  22,994           27,086            24,780
Cash and short-term investments                            5,938           10,526            10,939
Other investments                                         18,427           16,343            17,198
                                                -----------------------------------------------------
                                                       1,200,529        1,157,887         1,114,153
Less investment expenses                                 (92,315)         (32,845)          (35,610)
                                                -----------------------------------------------------
Net investment income                                 $1,108,214       $1,125,042        $1,078,543
                                                =====================================================

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

Proceeds from sales and maturities of bonds and related gross realized capital gains and losses were as follows:
                                                                  YEAR ENDED DECEMBER 31
                                                          2000             1999              1998
                                                   ------------------------------------------------------

Proceeds                                                 $5,872,493        $2,993,985       $3,938,693

Gross realized gains                                   $     94,531      $     46,135     $     44,290
Gross realized losses                                      (157,019)          (43,142)         (27,768)
                                                   ------------------------------------------------------
                                                   ------------------------------------------------------
Net realized capital gains (losses)                    $    (62,488)    $       2,993     $     16,522
                                                   ======================================================

At December  31,  2000,  investments  with an aggregate  carrying  value of $9,236 were on deposit with  regulatory authorities or were restrictively  held in bank custodial  accounts for the benefit of such regulatory  authorities as required by statute.

Realized capital gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                                  REALIZED
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                                     2000          1999           1998
                                                                 -------------------------------------------
                                                                 -------------------------------------------

   Bonds                                                            $ (62,488)    $  2,993     $  16,522
   Preferred stocks                                                     6,124       (6,085)        2,405
   Common stocks                                                      499,621       41,011       164,984
   Other                                                              (17,086)     (90,400)       (7,021)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
                                                                      426,171      (52,481)      172,080

   Tax effect                                                        (178,914)      71,941       (84,425)
   Transfer from (to) interest maintenance reserve                     44,940       (1,945)      (11,584)
                                                                 -------------------------------------------
                                                                 -------------------------------------------
   Net realized gains                                                $292,197      $17,515     $  76,071
                                                                 ===========================================

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

The other loss of $90,400 in 1999  primarily  resulted from the net pretax loss incurred on an  ineffective  equity collar hedge (see Note 9).

                                                                                 UNREALIZED
                                                                 --------------------------------------------
                                                                 --------------------------------------------
                                                                           YEAR ENDED DECEMBER 31
                                                                      2000           1999          1998
                                                                 --------------------------------------------

   Bonds                                                            $  (10,264)   $   (5,756)   $      (871)
   Preferred stocks                                                     (4,499)        2,271         (2,741)
   Common stocks                                                      (512,790)      125,177        257,582
   Mortgage loans                                                       (1,791)            -              -
   Other invested assets                                                   592        (2,272)         7,570
                                                                 --------------------------------------------
   Change in unrealized                                              $(528,752)     $119,420       $261,540
                                                                 ============================================

Gross unrealized gains and gross unrealized losses on common stock of unaffiliated entities are as follows:

                                                                                         DECEMBER 31
                                                                                      2000          1999
                                                                                 ----------------------------
                                                                                 ----------------------------

   Unrealized gains                                                                  $172,202       $640,014
   Unrealized losses                                                                  (51,482)       (32,190)
                                                                                 ----------------------------
                                                                                 ----------------------------
   Net unrealized gains                                                              $120,720       $607,824
                                                                                 ============================

During 2000,  the Company  issued  mortgage  loans with  interest  rates  ranging from 7.39% to 9.51%.  The maximum percentage  of any one  mortgage  loan to the value of the  underlying  real  estate at  origination  was 85%.  The
Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At  December 31,  2000 and 1999,  the Company held a mortgage loan loss reserve in the asset  valuation  reserve of
$6,792 and $4,586,  respectively.  The mortgage loan  portfolio is  diversified  by geographic  region and specific collateral property type as follows:

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

                GEOGRAPHIC DISTRIBUTION                             PROPERTY TYPE DISTRIBUTION
  -----------------------------------------------------   -----------------------------------------------
                                        DECEMBER 31                                      DECEMBER 31
                                      2000     1999                                     2000      1999
                                     ------------------                               -------------------

  Pacific                               35%     42%       Office                         38%       22%
  South Atlantic                        24      26        Apartment                      18        40
  Middle Atlantic                       11      15        Retail                         18         7
  Mountain                               7       -        Other                          17        28
  E. North Central                       5       2        Industrial                      9         3
  W. South Central                       5       1
  W. North Central                       5       6
  New England                            5       8
  E. South Central                       3       -

At December 31, 2000, the Company had no investments  (excluding  U. S.  Government  guaranteed or insured  issues)
which  individually  represented  more than ten percent of capital and  surplus  and the asset  valuation  reserve, collectively.

The  operations  of the Company are subject to risk of  interest  rate  fluctuations  to the extent that there is a difference  between the cash flows from the  Company's  interest-earning  assets and the cash flows  related to its liabilities.  In the normal  course of its  operations,  the  Company  hedges some of its  interest  rate risk with derivative financial instruments.  These derivatives comprise primarily of interest rate swap agreements,  interest rate floor agreements,  foreign currency swap agreements,  call option agreements,  S&P 500 call option agreements, and  options  to enter into  interest  rate swap  agreements  (swaptions).  The  Company  does not use  derivatives financial instruments for trading or speculative  purposes,  nor is the Company a party to any leveraged derivative contracts.

Interest  swap  agreements  are intended to help the Company more closely  match the cash flows  received  from its assets to the payments on its liabilities.  The Company's interest rate swap agreements  generally provide that one party pays  interest at a floating  rate in relation to movements in an  underlying  index and the other party pays interest  at a fixed  rate.  Generally,  no cash is  exchanged  at the  outset of the  contract,  and no  principal payments are made by either  party.  A single net payment is made usually by one  counterparty  at each  settlement date.  Interest rate swaps that  terminate  prior to maturity are generally  settled for the fair value of the swap on the termination date.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

Interest rate floor  agreements  purchased by the Company provide for the receipt of payments in the event interest rates  fall  below  specified  levels.  Interest  rate  floors are  intended  to  mitigate  the  Company's  risk of reinvesting  the cash flow it  receives  from  calls,  mortgage  prepayments,  and  redemptions  on its  investment portfolio  at lower  interest  rates.  A single  premium  payment is made by the  Company at the  beginning  of the contract.  Once the interest  rate floor  becomes  effective,  if the actual rate moves below the agreed upon floor rate, the Company  receives  payment equal to the  difference  between the actual rate and the floor rate times the notional amount of the agreement.

The Company  purchases  swaptions to help manage the risk of interest rate  fluctuations  by providing an option to enter into an interest rate swap in the event of unfavorable  interest rate movements.  A single premium payment is made by the  purchaser at the beginning of the  contract.  Once the option is exercised,  the parties enter into an interest rate swap agreement.

The Company has credit risk  exposure to the extent that a  counterparty  fails to make payment on its  obligation.
While the Company is exposed to credit risk in the event of  nonperformance  by the other party,  nonperformance is not  anticipated  due to the credit  rating of the  counterparties.  At  December 31,  2000,  all of the  Company's
derivative  financial  instruments were with financial  institutions  rated A or better by one or more of the major credit rating agencies.

Market  risk is the risk the  Company  faces  from a change in the market  value of a  derivative  instrument.  The
Company  uses  derivatives  as  hedges,  consequently,  when the value of the  derivative  changes,  the value of a corresponding  hedged asset or liability will move in the opposite  direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely  offset  (correlation  or basis risk).
The Company  mitigates this risk by actively  measuring and monitoring  correlation and taking corrective action as necessary.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999,  the  Company's  outstanding  financial  instruments  with on and off balance  sheet risks, shown in notional amounts are summarized as follows:

                                                                                NOTIONAL AMOUNT
                                                                            2000              1999
                                                                      ------------------------------------

  DERIVATIVE SECURITIES
  Interest rate swaps:
    Receive float-pay float                                               $     15,833      $   298,631
    Receive fixed-pay float                                                  3,342,842        2,195,954
    Receive float-pay fixed                                                    700,742          270,862

  Interest rate floor agreements                                               500,445          400,000
  Swaptions                                                                  6,500,000        6,500,000
  Call options                                                                  32,199           31,999

4. REINSURANCE

The Company is  involved  in both the  cession  and  assumption  of  reinsurance  with other  companies,  including affiliated  companies.  Risks are reinsured with other  companies to permit the recovery of a portion of the direct losses.  These reinsured risks are treated as though,  to the extent of the  reinsurance,  they are risks for which the Company is not liable.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

4. REINSURANCE (CONTINUED)

Policy  liabilities and accruals are reported in the accompanying  financial  statements net of reinsurance  ceded.
The  Company  remains  liable to the extent the  reinsuring  companies  do not meet their  obligations  under these reinsurance treaties.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                 CEDED/RETROCEDED TO               ASSUMED FROM
                                            -------------------------------------------------------------
                                DIRECT        AFFILIATED    UNAFFILIATED     AFFILIATED    UNAFFILIATED       NET
                                AMOUNT        COMPANIES      COMPANIES       COMPANIES      COMPANIES        AMOUNT
                           ----------------------------------------------------------------------------------------------
Year ended
   December 31, 2000:
   Premium revenue            $  2,623,910    $   199,290      $1,574,257     $359,387       $1,359,070   $  2,568,820
                           ==============================================================================================
                           ==============================================================================================

At December 31, 2000:
   Reserves for future
     policy benefits           $13,967,778     $3,402,793      $3,590,670     $524,069       $2,355,940   $  9,854,324
   Policy and contract
     claims payable                313,976         34,769         267,285        4,844          402,406        419,172
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,281,754     $3,437,562      $3,857,955     $528,913       $2,758,346    $10,273,496
                           ==============================================================================================
Year ended
   December 31, 1999:
   Premium revenue            $  2,281,775    $   112,947      $2,274,338     $157,197       $1,880,044   $  1,931,731
                           ==============================================================================================
                           ==============================================================================================

At December 31, 1999:
   Reserves for future
     policy benefits           $14,241,446     $4,124,327      $3,056,908     $233,126       $2,401,859   $  9,695,196
   Policy and contract
     claims payable                127,030         40,341         137,047        1,824          345,323        296,789
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,368,476     $4,164,668      $3,193,955     $234,950       $2,747,182   $  9,991,985
                           ==============================================================================================
Year ended
   December 31, 1998:
   Premium revenue            $  2,314,662    $   298,339      $2,482,419     $198,460       $2,499,677   $  2,232,041
                           ==============================================================================================
                           ==============================================================================================

At December 31, 1998:
   Reserves for future
     policy benefits           $14,778,562     $4,978,700      $2,931,865     $136,208       $2,424,077   $  9,428,282
   Policy and contract
     claims payable                121,330         45,187         316,533       11,018          385,519        156,147
                           ----------------------------------------------------------------------------------------------
                           ----------------------------------------------------------------------------------------------
                               $14,899,892     $5,023,887      $3,248,398     $147,226       $2,809,596   $  9,584,429
                           ==============================================================================================

In 2000, the Company  entered into a reinsurance  transaction  with two  affiliated  companies in which the company assumed  certain  structured  settlement  liabilities  on a funds  withheld  basis.  As a result,  the  Company has recorded a related asset of $262,448.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

5. INCOME TAXES

The Company's  taxable income or loss is included in the  consolidated  return of Transamerica  Corporation for the period ended July 21,  1999. The method of allocation between the companies for the period ended July 21,  1999, is subject to written  agreement  approved by the Board of  Directors.  Tax payments are made to, or refunds  received from,  Transamerica  Corporation in amounts which would result from filing separate tax returns with federal taxing authorities,  except that tax  benefits  attributable  to  operating  losses and other  carryovers  are  recognized currently  since  utilization  of these  benefits is assured by  Transamerica  Corporation.  The provision does not purport to represent a proportionate share of the consolidated tax.

For the period  beginning  July 22,  1999,  the Company  will join in a  consolidated  tax return with certain life affiliates,  including  TALIAC and TONY.  The method of allocation  between the companies for the period  beginning
July 22,  1999, is subject to a written  agreement as approved by the Board of Directors.  This agreement  requires that tax payments  are made to, or refunds are  received  from the  Company,  in amounts  which would  results from filing separate tax returns with federal taxing authorities.

Following  is a  reconciliation  of  federal  income  taxes  computed  at the  statutory  rate with the  income tax provision, excluding income taxes related to net realized gains on investment transactions (in thousands):
                                                                    YEAR ENDED DECEMBER 31
                                                            2000             1999              1998
                                                     ------------------------------------------------------

Computed tax at federal statutory rate (35%)               $(29,629)          $61,196         $ 18,901
Tax reserve adjustment                                       11,844            (1,153)          (3,463)
Deferred acquisition costs - tax basis                        6,082            13,326            4,677
Reinsurance adjustments                                           -           (14,442)          (7,525)
Difference in statutory and tax bases
   of investments                                                 -            (2,399)         (10,990)
Prior year under (over) accrual                              46,125            24,640          (13,055)
Tax credits                                                 (27,111)          (16,000)         (17,698)
Dividend received deduction                                  (1,420)          (17,500)         (17,500)
IMR amortization                                                826                 -                -
Other items - net                                              (565)          (17,338)         (23,755)
                                                     ------------------------------------------------------
Federal income tax expense (benefit)                      $   6,152           $30,330         $(70,408)
                                                     ======================================================

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

5. INCOME TAXES (CONTINUED)

Prior to 1984,  as provided for under the Life  Insurance  Company Tax Act of 1959,  a portion of statutory  income was not subject to current  taxation but was accumulated for income tax purposes in a memorandum  account  referred to as the  policyholder's  surplus  account.  No federal  income  taxes  have been  provided  for in the  financial statements  on income  deferred in the  policyholders'  surplus  account  ($117,701 at December 31,  2000).  To the extent dividends are paid from the amount  accumulated in the  policyholders'  surplus account,  net earnings would be reduced by the amount of tax  required  to be paid.  Should  the  entire  amount in the  policyholders'  surplus account become taxable, the tax thereon computed at current rates would amount to approximately $41,195.

The  Company's  federal  income tax returns have been examined and closing  agreements  have been executed with the
Internal  Revenue  Service  through 1993.  The  examination  fieldwork  for 1994 and 1995 has been  completed and a tentative  settlement  has been  reached at Appeals.  The  examination  fieldwork  for 1995  through  1997 has been completed and a petition has been filed in the tax court.  An  examination  is underway for 1998 and for the period from January 1 through July 21, 1999 (short tax period).

6. POLICY AND CONTRACT ATTRIBUTES

A  portion  of  the  Company's  policy  reserves  and  other   policyholders'  funds  (including  separate  account
liabilities)  relates to liabilities  established on a variety of the Company's  annuity and deposit fund products.
There may be certain  restrictions  placed  upon the amount of funds that can be  withdrawn  without  penalty.  The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)
                                                                       DECEMBER 31
                                                          2000                            1999
                                             ----------------------------------------------------------------
                                                  AMOUNT         PERCENT         AMOUNT          PERCENT
                                             ----------------------------------------------------------------
Subject to discretionary withdrawal - with
   adjustment:
   With market value adjustment               $     994,166          7%      $       9,134           -
   At book value less surrender charge              537,251          4             435,717           3%
   At market value                                3,367,374         26           7,385,279          53
Subject to discretionary withdrawal -
   without adjustment                             1,419,091         11           1,748,102          13
Not subject to discretionary withdrawal
   provision                                      6,760,644         52           4,417,004          31
                                             -----------------              ------------------
                                                             ----------------                ----------------
Total annuity reserves and deposit               13,078,526        100%         13,995,236         100%
   liabilities
                                                             ================                ================
Less reinsurance ceded                           (5,209,341)                    (5,820,180)
                                             -----------------
                                                                            ------------------
Net annuity reserves and deposit liabilities   $  7,869,185                     $8,175,056
                                             =================              ==================

Certain  separate  accounts held by the Company  represent  funds which are  administered  for pension  plans.  The assets consist  primarily of fixed  maturities and equity  securities and are carried at estimated fair value.  The
Company  provides  a minimum  guaranteed  return to  policyholders  of certain  separate  accounts.  Certain  other separate  accounts do not have any  minimum  guarantees  and the  investment  risks  associated  with market  value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company is as follows:

                                                           NONINDEXED
                                         GUARANTEED     GUARANTEED MORE
                                           INDEXED          THAN 4%          NONGUARANTEED         TOTAL
                                        --------------
                                                       ------------------- ------------------- --------------
   Premiums, deposits and other
     considerations for the year
     ended December 31, 2000            $          -   $            -          $   349,535      $   349,535
                                        ============== =================== =================== ==============

   Reserves for separate accounts as
     of December 31, 2000                   $17,528         $754,619            $3,188,901       $3,961,048
                                        ============== =================== =================== ==============

   Reserves by withdrawal
     characteristics as of
     December 31, 2000:
     At market value                    $          -   $            -           $3,188,901       $3,188,901
     Not subject to discretionary
       withdrawal                            17,528          754,619                     -           17,528
                                        -------------- ------------------- ------------------- --------------
                                        -------------- ------------------- ------------------- --------------
                                            $17,528         $754,619            $3,188,901       $3,961,048
                                        ============== =================== =================== ==============

Comparative information for 1999 and 1998 is not available.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:
                                                                       YEAR ENDED DECEMBER 31
                                                                 2000          1999            1998
                                                            ----------------------------------------------
Transfer as reported in the summary of operations
   of the separate accounts statement:
   Transfers to separate accounts                                $350,784        $255,210     $352,298
   Transfers from separate accounts                               181,133         217,729      173,152
                                                            ----------------------------------------------
Net transfers to separate accounts                                169,651          37,481      179,146
Reconciling adjustments:
   Deposits (withdrawals) from separate accounts                    5,287          13,091       21,097
   Other fund adjustment                                              412               -            -
                                                            ----------------------------------------------

Net transfers as reported in the statements of operations
                                                                 $175,350       $  50,572     $200,243
                                                            ==============================================

Components of deferred and uncollected premiums are as follows:

                                                     GROSS           LOADING             NET
                                               ------------------------------------------------------

DECEMBER 31, 2000
Life and annuity:
   Ordinary first-year business                     $  30,778         $17,890         $  12,888
   Ordinary renewal business                          411,229          17,145           394,084
   Group life direct business                           4,968               -             4,968
   Reinsurance ceded                                 (212,969)              -          (212,969)
                                               ------------------------------------------------------
                                                      234,006          35,035           198,971
Accident and health                                    16,344               -            16,344
                                               ------------------------------------------------------
                                                     $250,350         $35,035          $215,315
                                               ======================================================
DECEMBER 31, 1999
Life and annuity:
   Ordinary first-year business                     $  52,710     $         -         $  52,710
   Ordinary renewal business                          263,678          36,000           227,678
   Group life direct business                             759               -               759
   Reinsurance ceded                                 (123,315)              -          (123,315)
                                               ------------------------------------------------------
                                                      193,832          36,000           157,832
Accident and health                                    69,890               -            69,890
                                               ------------------------------------------------------
                                                     $263,722         $36,000          $227,722
                                               ======================================================

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

7. DIVIDEND RESTRICTIONS

The Company is subject to  limitations,  imposed by the State of Iowa,  on the payment of  dividends  to its parent company.  Generally,  dividends during any twelve-month period may not be paid, without prior regulatory  approval, in excess of the greater of (a) 10 percent of statutory  surplus as of the preceding  December 31, or (b) statutory gain from operations  before net realized capital gains (losses) on investments for the preceding year.  Subject to the  availability  of unassigned  surplus at the time of such  dividend,  the maximum  payment which may be made in
2001, without the prior approval of insurance regulatory authorities, is $156,700.

8. PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees are covered by  noncontributory  defined benefit plans sponsored by the Company and the
Retirement  Plan for Salaried  Employees  of  Transamerica  Corporation  and  Affiliates  in which the Company also participates.  Pension  benefits are based on the  employee's  compensation  during the highest paid 60 consecutive months during the 120 months before  retirement.  The general policy is to fund current service costs currently and prior service costs over periods  ranging from 10 to 30 years.  Assets of those plans are invested  principally  in publicly traded stocks and bonds.

The Company's total pension costs were approximately  $1,100, $800 and $600 for the years ended December 31,  2000,
1999 and 1998, respectively.

The  Company  also  participates  in various  contributory  defined  benefit  programs  sponsored  by  Transamerica
Corporation  that provide  medical and certain other benefits to eligible  retirees.  The Company  accounts for the costs of such benefit  programs under the accrual  method and amortizes its transition  obligation for retirees and
fully  eligible  or  vested  employees  over  20  years.   Postretirement  benefit  costs  charged  to  income  was
approximately $3,000 for each of the years ended December 31, 2000, 1999 and 1998.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

Beginning in 2000,  the Company  receives  data  processing,  investment  advisory and  management,  marketing  and administration  services  from  affiliates.  During  2000,  the  Company  paid  $21,323 for these  services,  which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 6.40% at December 31, 2000.

At  December 31,  2000,  the Company has short-term  notes  receivable  from  affiliates of $155,000 and short-term notes payable to affiliates of $131,298. Interest on these notes accrue at rates ranging from 6.49% to 6.52%.

In March 1999,  the Company  entered into an equity collar (which  expired  December 17,  1999),  with an unrelated
party  to  hedge  the  price  fluctuations  of  their  unaffiliated  equity  securities  portfolio.   In  addition,
Transamerica  Corporation  agreed to protect the Company  from any  ineffectiveness  in the hedge that would expose the Company to loss net of tax benefit.  As a result of the  ineffectiveness of the collar with the unrelated party and the payment that the Company was required to make upon settlement,  Transamerica  Corporation made a payment of approximately $172,000 to the Company in December 1999.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

10. COMMITMENTS AND CONTINGENCIES

The Company is a defendant in various  legal  actions  arising from its  operations.  These  include  legal actions similar to those faced by many other major life  insurers  which  allege  damages  related to sales  practices  for universal life policies sold between  January 1981 and June 1996. In one such action,  the Company and  plaintiff's counsel  entered  into  a  settlement  which  was  approved  on  June 26,  1997.  The  settlement  required  prompt notification to affected  policyholders.  Administrative and policy benefit costs associated with the settlement of
$8,199,  $7,710 and $8,276  after-tax  have been incurred in 2000,  1999 and 1998,  respectively,  and reflected in these  statements as prior period  adjustments.  Additional  costs related to the settlement are not expected to be material and will be incurred over a period of years. In the opinion of the Company,  any ultimate  liability which might result from other litigation would not have a materially  adverse effect on the combined  financial  position of the Company or the results of its operations.

11. STOCK DIVIDEND OF SUBSIDIARY TO STOCKHOLDER

On December 1,  2000, the Company paid a stock dividend to its  stockholder,  Transamerica  Insurance  Corporation, consisting  of 100% of the  outstanding  common and  preferred  stock of  Transamerica  Life  Insurance  Company of
Canada.  The dividend of $210,386  represented the Company's  equity basis carrying value for the stock at the time it was distributed.

12. PARTNERSHIP TERMINATION

During 2000,  the Company  increased its ownership of its Taiwan branch  operations to 100% through a buyout of its
60% partner,  Pacific Life Insurance  Ltd., for a payment of $19,192.  A receivable from the partner of $35,510 was also written off in  conjunction  with the buy-out.  Additional  costs of $17,100 were  incurred as a result of the scheduled  termination of reinsurance  treaties with three unaffiliated  companies.  These items were recorded as a charge to unassigned surplus on a net of tax basis.

                                  Transamerica Occidental Life Insurance Company

                            Notes to Financial Statements - Statutory Basis (continued)
                                              (Dollars in thousands)

13. RECONCILIATION TO INSURANCE DEPARTMENT ANNUAL STATEMENT

The following table  reconciles net income and total capital and surplus as reported in the Annual  Statement filed with the Insurance  Department to the amounts reported in the accompanying  financial  statements as of and for the year ended December 31, 2000:

                                                                                       TOTAL CAPITAL AND
                                                                         NET INCOME         SURPLUS
                                                                      ------------------------------------

  Amounts reported in Annual Statement                                      $251,510         $1,594,585
  Adjustments related to reinsurance treaties                                (97,108)           (97,108)
  Adjustments to policy and contract claim reserves                           20,000             20,000
  Tax effect of adjustments                                                   26,988             26,988
                                                                      ------------------------------------
                                                                      ------------------------------------
  Amounts reported herein                                                   $201,390         $1,544,465
                                                                      ====================================

0008-0087588

                                                  Statutory-Basis
                                           Financial Statement Schedules

0008-0087588                                                                                            37
                                  Transamerica Occidental Life Insurance Company

                        Summary of Investments - Other Than Investments in Related Parties
                                              (Dollars in thousands)

                                                 December 31, 2000

SCHEDULE I

                                                                                           AMOUNT AT
                                                                                          WHICH SHOWN
                                                                         MARKET              IN THE
TYPE OF INVESTMENT                                   COST (1)             VALUE          BALANCE SHEET
-----------------------------------------------------------------------------------------------------------

FIXED MATURITIES
Bonds:
   United States government and government
     agencies and authorities                        $    776,949       $    784,961      $     776,949
   States, municipalities and political
     subdivisions                                       1,007,229          1,090,510          1,007,229
   Foreign governments                                     91,391             95,359             91,391
   Public utilities                                     1,453,514          1,481,370          1,453,514
   All other corporate bonds                           11,075,355         11,110,088         11,075,355
Preferred stock                                            79,343             78,621             79,343
                                                -----------------------------------------------------------
Total fixed maturities                                 14,483,781         14,640,909         14,483,781

EQUITY SECURITIES
Common stocks:
   Banks, trust and insurance                              42,398             43,817             43,817
   Industrial, miscellaneous and all other                437,476            556,777            556,777
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
Total equity securities                                   479,874            600,594            600,594

Mortgage loans on real estate                           1,140,481                             1,140,481
Real estate                                                96,219                                96,219
Policy loans                                              417,849                               417,849
Other long-term investments                               278,629                               278,629
Cash and short-term investments                           100,681                               100,681
                                                --------------------                  ---------------------
Total investments                                     $16,997,514                           $17,118,234
                                                ====================                  =====================

(1)    Original cost of equity  securities  and, as to fixed  maturities,  original cost reduced by repayments  and adjusted for amortization of premiums or accrual discounts.

38                                                                                            0008-0087588
                                  Transamerica Occidental Life Insurance Company

                                        Supplementary Insurance Information
                                              (Dollars in thousands)

                                                 December 31, 2000

SCHEDULE III

                                                   FUTURE POLICY                           POLICY AND
                                                   BENEFITS AND         UNEARNED            CONTRACT
                                                     EXPENSES           PREMIUMS          LIABILITIES
-----------------------------------------------------------------------------------------------------------

Year ended December 31, 2000:
   Individual life                                    $5,330,707       $         -            $328,828
   Individual health                                      39,295            48,256              16,298
   Group life and health                                  15,770             8,580              53,306
   Annuity                                             4,411,716                 -              20,740
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
                                                      $9,797,488           $56,836            $419,172
                                                ===========================================================
                                                ===========================================================

Year ended December 31, 1999:
   Individual life                                    $4,988,602       $         -            $240,452
   Individual health                                      42,065            28,046              33,481
   Group life and health                                  31,586             2,616              32,963
   Annuity                                             4,602,281                 -             (10,107)
                                                -----------------------------------------------------------
                                                -----------------------------------------------------------
                                                      $9,664,534           $30,662            $296,789
                                                ===========================================================
                                                ===========================================================

Year ended December 31, 1998:
   Individual life                                    $4,595,349       $         -            $121,089
   Individual health                                      26,439            41,669              (9,445)
   Group life and health                                  12,953             3,675              47,840
   Annuity                                             4,748,197                 -              (3,337)
                                                -----------------------------------------------------------
                                                      $9,382,938           $45,344            $156,147
                                                ===========================================================

0008-0087588                                                                                            40

                                        BENEFITS, CLAIMS
                                           LOSSES AND
                            NET        SETTLEMENT EXPENSES       OTHER
      PREMIUM           INVESTMENT                             OPERATING           PREMIUMS
      REVENUE             INCOME*                              EXPENSES*            WRITTEN
--------------------------------------------------------------------------------------------------

       $1,241,149         $   447,840         $1,245,378        $   934,952
           43,836               8,517             84,424             89,362           $91,282
          103,920              11,522            (55,633)           114,131            49,345
        1,179,915             640,335          1,665,463            277,789
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       $2,568,820          $1,108,214         $2,939,632         $1,416,234
===============================================================================
===============================================================================

      $   894,532         $   405,705        $   909,143        $   703,605
          (10,184)              2,770            (33,811)            35,665           $80,328
          158,775              10,967            134,414            124,689            65,217
          888,608             705,600          1,283,024            736,327
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
       $1,931,731          $1,125,042         $2,292,770         $1,600,286
===============================================================================
===============================================================================

       $1,070,236         $   400,313         $1,242,592        $   492,976
           51,827               4,483              3,265            100,839           $63,828
          195,431               4,003            160,581             89,231            50,433
          914,547             669,744            312,946          2,218,202
-------------------------------------------------------------------------------
       $2,232,041          $1,078,543         $1,719,384         $2,901,248
===============================================================================

*Allocations  of net  investment  income  and other  operating  expenses  are based on a number of  assumptions  of estimates, and the results would change if different methods were applied.

                                  Transamerica Occidental Life Insurance Company

                                                    Reinsurance
                                              (Dollars in thousands)

                                                 December 31, 2000

SCHEDULE IV

                                                                        ASSUMED                           PERCENTAGE
                                                      CEDED TO            FROM                             OF AMOUNT
                                      GROSS             OTHER            OTHER              NET             ASSUMED
                                      AMOUNT          COMPANIES        COMPANIES           AMOUNT           TO NET
-------------------------------------------------------------------------------------------------------------------------

Year ended December 31,
   2000:
   Life insurance in force          $626,744,294      $455,425,869    $  21,882,466      $193,200,891          11%

   Premiums:
     Individual life              $    1,457,065    $    1,119,760  $       903,844    $    1,241,149          74%
     Individual health                    91,282            95,419           47,973            43,836         109%
     Group life and health                49,345           124,268          178,843           103,920         172%
     Annuity                           1,026,218           434,100          587,797         1,179,915          49%
                                -----------------------------------------------------------------------------------------
                                  $    2,623,910    $    1,773,547   $    1,718,457    $    2,568,820          67%
                                =========================================================================================

Year ended December 31,
   1999:
   Life insurance in force          $547,304,907      $370,217,933    $  17,677,754      $194,764,728           9%

   Premiums:
     Individual life              $    1,181,390    $    1,220,329  $       933,471   $       894,532         104%
     Individual health                    80,328            97,296            6,784           (10,184)            -%
     Group life and health                65,217           247,870          341,428           158,775         215%
     Annuity                             954,840           513,149          755,558           888,608          85%
                                -----------------------------------------------------------------------------------------
                                  $    2,281,775    $    2,078,644   $    2,037,241    $    1,931,731         149%
                                =========================================================================================

Year ended December 31,
   1998:
   Life insurance in force          $190,331,317      $308,297,855     $307,915,635      $189,922,097         162%

   Premiums:
     Individual life              $    1,253,362   $       958,929  $       776,803    $    1,070,236          73%
     Individual health                    63,828           134,991          122,991            51,827         237%
     Group life and health                50,433           268,973          413,971           195,431         212%
     Annuity                             948,039         1,128,452        1,384,372           914,547         151%
                                -----------------------------------------------------------------------------------------
                                               $    $    2,491,345   $    2,698,137    $    2,232,041         168%
                                =========================================================================================

                                                 OTHER INFORMATION

ITEM 28.  FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS:

Registrant
  Included in Part B
          All required financial statements are hereby incorporated by reference to the Annual Report to shareholders filed in accordance with Rule 30d-1 of the Investment Company Act of 1940. (File No.
          2-34221).

Transamerica Occidental Life Insurance Company and Subsidiaries
  Included in Part B

          Report of Independent Auditors
          Consolidated Balance Sheet, December 31, 2000
          Consolidated Statement of Income, Three years ended December 31, 2000
          Consolidated Statement of Shareholder's Equity, Three years ended
            December 31, 2000

          Consolidated Statement of Cash Flows, Three years ended

            December 31, 2000

          Notes to Financial Statements

(B)  EXHIBITS:

Exhibit
Number                                           Description of Document*
------                                           ------------------------

 1                Resolutions of Board of Directors of Transamerica Occidental Life Insurance Company creating
                  Registrant.
 2(i)             Rules and Regulations of Registrant.
 2(ii)            Rules and Regulations of Registrant, as amended April 27, 1989.
 3                Form of Custodian Agreement between Registrant, Transamerica Occidental Life Insurance Company
                  and Boston Safe Deposit and Trust Company of California.
4(a)              Form of Agreement between Transamerica Occidental Life Insurance Company and Registrant entitled
                  "Investment Services Agreement" and dated January 1, 1981.
4(b)              Form of Investment Advisory Agreement between Transamerica Occidental Life      Insurance
                  Company and  Transamerica  Occidental's  Separate Account Fund B  dated July 21, 1999,  and form of  Investment  Services  Agreement  between  Transamerica  Occidental Life Insurance Company and Transamerica Investment
                            Services, Inc., dated July 21, 1999.*****
 4(c)             Revised Form of Agreement between Transamerica Occidental Life Insurance Company and Registrant
                  entitled "Investment Advisory Agreement" and dated April 20, 1971.
 5                Form of Agreement between Transamerica Financial Resources, Inc., Transamerica Occidental Life
                  Insurance Company and Registrant entitled "Marketing Agreement" and dated July 1, 1969.
 6                Contracts:
 6(i)               Annual Deposit Individual Equity Investment Fund Contract.
 6(ii)              Single Deposit Individual Equity Investment Fund Contract to provide a deferred Variable
                    Annuity.
6(iii)              Single Deposit Individual Equity Investment Fund Contract to provide an immediate Variable
                    Annuity.
 6(iv)              Endorsement to Immediate Annuity Contracts--changes definition of Valuation Date.
 6(v)               Endorsement to Annuity Contracts issued in connection with 408 Plans.
 6(vi)              Endorsement to Annual Deposit and Deferred Annuity Contracts issued in connection with 403(b)
                    and H.R.  10 Plans.
 6(vii)             Endorsement to define the term "Deposit" in some Contracts to mean "Purchase Payment."
 6(viii)            Endorsement to modify definition of "Valuation Period."
 6(ix)              Deposit Continuation on Total and Permanent Disability Rider.
 6(x)               Endorsement for State of Michigan to define investment factors filed as part of this
                    Registration Statement.
 6(xi)              Disclosure document used in the sale of Individual Retirement Annuity Contracts.
 6(xii)             TSA Compliance Endorsement (form 1-00720-188).
 6(xiii)            TSA Compliance Endorsement-PA (form 1-00720-188PA).
 7(i)               Application for Individual Equity Investment Fund Contracts.
 7(ii)              Revised Application for Individual Equity Investment Fund Contracts.
 8                  Resolutions of the Board of Directors of Transamerica Occidental Life Insurance Company
                    adopting Rules and Regulations of Registrant and electing the first Board of Managers of
                    Registrant.
 9                  Not applicable.
10                  Not applicable.
11                  Prototype Plan documents.

12                  Opinion and Consent of Counsel.

13                  Consent of Independent Auditors.******

14                  Not Applicable.
15                  Letter from Transamerica Occidental regarding its investment in the Fund.
16(i)               Power of Attorney.
16(ii)              Power of Attorney.
16(iii)             Power of Attorney.
16(iv)              Power of Attorney.
16(v)               Power of Attorney.
16(vi)              Power of Attorney.
16(vii)             Power of Attorney.
16(viii)            Power of Attorney.
16(ix)              Power of Attorney.
16(x)               Power of Attorney.
16(xi)              Power of Attorney.
16(xii)             Power of Attorney.
16(xiii)            Power of Attorney.
16(xiv)             Power of Attorney.
16(xv)              Power of Attorney.
16(xvi)             Power of Attorney.
16(xvii)            Power of Attorney.
16(xviii)           Power of Attorney.
16(xix)             Power of Attorney.
16(xx)              Power of Attorney.
16(xxi)             Power of Attorney.
16(xxii)            Power of Attorney.
16(xxiii)           Power of Attorney.
16(xxiv)            Power of Attorney.
16(xxv)             Power of Attorney.
16(xxvi)            Power of Attorney.

16(xxvii)           Power of Attorney.

17(i)               Acknowledgement of Restrictions on Redemptions Imposed by I.R.C.  Section 403(b).
17(ii)              Acknowledgement of Restrictions on Redemptions Imposed by the I.R.C.  and Texas Educational
                  Code.
18                  Representation of Reliance Upon No-Action Letter Regarding I.R.C.  Section 403(b).

27                  Financial Data Schedule.******

----------------------
*With the exception of Exhibits 2(ii), 4(b), 6(iv), (v), (vi), (vii), (viii), (ix), (xii),
(xiii), 7(ii), 12, 13, 15, 16(i), 17(i), (ii) and 18 these are exhibits to Registrant's
Registration Statement on Form N-8B-1 and were formerly numbered 1(a), (b), 2, 4(a)(i) I, II,
III, 4(a)(ii), 5, 6, 8 and 13, are incorporated herein by reference. Exhibits 6(iv), (v),
(vi), (vii), (viii), 6(x), 7(i), (ii), (iii), 12 formerly numbered 1(d)(i) V, VI, VII, VIII,
IX, 8, 6, 7, 5, 3 and 9 respectively, have been previously filed as exhibits to Registrant's
Registration Statement on Form S-5 and are incorporated herein by Reference. Exhibits 4(a),
4(b), 5, 6(i), (ii), (iii), (iv), (v), (vi), (vii), (viii), (ix), (x), (xi), 7(i), 7(ii), 8,
11, 12, 13, 14 and 15, formerly 8, 5(a), 5(b), 6, 4(a)(i), (ii), (iii), (iv), (v), (vi), (vii),
(viii), (ix), (x), (xi), 4(b)(i), 4(b)(ii), 1(b), 14, 10(a), 10(b), 11 and 12, respectively, have been previously filed as exhibits to the Registrant's Registration Statement on Form N-1
and are incorporated herein by reference. Exhibit 16(ii) is incorporated by reference herein from Exhibit 7(b) of Registration File #33-28107, filed on April 14, 1989 on behalf of
Transamerica Occidental Life Insurance Company and Separate Account VL of Transamerica
Occidental Life Insurance Company. Exhibit 16(iii) is incorporated by reference herein from
Exhibit 14(d) of Registration File #33-49998 filed in April 1993 on behalf of Transamerica
Occidental Life Insurance Company and Separate Account VA-2L of Transamerica Occidental Life
Insurance Company. Exhibits 16(v) and (vi) are incorporated by reference to the like-numbered
Exhibits to Post-Effective Amendment No. 43 to this Registration Statement on Form N-3 (April
25, 1996).

**Exhibits 3, 13, 16(vii), 16(viii) and 27 are incorporated by reference to the like-numbered exhibits to Post-Effective Amendment No. 44 to this Registration Statement on Form N-3 (April 28, 1997).

***.Exhibits 3 and 27 are incorporated by reference to the like-numbered exhibits to Post-Effective Amendment No. 45 to this Registration Statement on Form N-3 (April 27, 1998).

****Exhibits 13 and 27 are incorporated by reference to the like-numbered exhibits to Post
Effective Amendment No. 46 to this Registration Statement on Form N-3 (April 29, 1999).

***** Exhibits 13, 16 and 27 are incorporated by reference to the like-numbered exhibits to
Post Effective Amendment No. 47 to this Registration Statement on Form N-3 (April 26, 2000).

******Filed herewith.

ITEMS 29 AND 33.
DIRECTORS AND OFFICERS OF THE COMPANY AND BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

          The names of Directors and Executive Officers of the Company, their positions and offices with the
Company, and their other affiliations are as follows.  The address of Directors and Executive Officers is 1150
South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                              Other business and business
                                                                              address, profession, vocation or
                                                                              employment of a substantial nature
                                                                              engaged in for his own account
Position and                                                                  during last two fiscal years or
Name and Principal            Position and Offices      Offices with          director, officer, employee,
 Business Address               with the Company         Registrant           partner or trustee
---------------------------------------------------------------------------------------------------------------

Patrick S. Baird****          Director                     None            Director of TOLIC since
                                                                           1999. Director, Senior Vice President
                                                                           and Chief Operating Officer of PFL
                                                                           Life Insurance Company since 1996.
                                                                           Executive Vice President and Chief
                                                                           Operating Officer of AEGON USA since
                                                                           1995. Chief Financial Officer of AEGON
                                                                           USA from 1992 to 1995. President and
                                                                           Chief Tax Officer of AEGON USA from
                                                                           1984 to 1995.

Brenda K. Clancy****           Director                   None             Director of TOLIC since 1999. Senior
                                                                           Vice President, Corporate, of PFL Life
                                                                           Insurance Company since 1991.
                                                                           Treasurer and Chief Financial Officer
                                                                           of PFL Life Insurance Company since
                                                                           1996.
James W. Dederer              Director, Executive        None                      None
                              Vice President, General
                              Counsel and Corporate
                              Secretary

George A. Foegele             Director and               None           ***President and CEO - Canadian Operations
                              Senior Vice President

Doulgs C. Kolsrud****          Director                   None             Director of TOLIC since 1999. Senior
                                                                           Vice President, Corporate, of PFL Life
                                                                           Insurance Company since 1991.
                                                                           Treasurer and Chief Financial Officer
                                                                           of PFL Life Insurance Company since
                                                                           1996.

Richard N. Latzer              Director and Chief         Director         Senior Vice President and
                               Investment Officer                          Chief Investment Officer
                                                                           of Transamerica Corporation; Director,
                                                                           President and Chief Executive Officer
                                                                           of Transamerica Investment Services,
                                                                           Inc.

Karen MacDonald                Director, Senior Vice      None                        None
                               President and Corporate
                               Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                               Investment Officer          Board of the               and Chief Investment
                                                                                      Managers   Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.

Paul E. Rutledge III           Director and President-    None                        **None
                               Reinsurance Division

Craig D. Vermie****            Director                   None             Director of TOLIC since 1999.
                                                                           Director, Vice President and General
                                                                           Counsel, Corporate, of PFL Life
                                                                           Insurance Company since 1990.

Ron F, Wagley                  Director and President     None             President and Director since 1999.
                                                                           Chief Agency Officer
                                                                           of TOLIC since 1993. Vice President of TOLIC from
                                                                           1989 to 1993.

--------------------

 *                             600 Montgomery Street, San Francisco, California 94111
**                             100 N. Tryon Street, Suite 2500, Charlotte, N.C.  28202-4004
***                            300 Consilium Place, Scarborough, Ontario MIH362, Canada
****                           4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499

ITEM 30.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

                               Registrant is a separate account controlled by the Contract Owners, and is not controlled by or under common control with any other person.  The Company, the Fund's Investment Adviser, may be deemed to be in control of the Fund, and the Company and Transamerica Investment Services, Inc., may be deemed to be controlled by their parent, Transamerica Corporation, a subsidiary of AEGON N.V.

                               The following chart indicates the persons controlled by or under common control with Transamerica.

TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION

   Transamerica Corporation - DE
      AEGON Funding Company II - DE
      ARC Reinsurance Corporation - HI
      Inter-America Corporation - CA
      Pyramid Insurance Company, Ltd. - HI
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd.  - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings  - CA
                  Trans Ocean Tank Services Corporation  - DE
               Trans Ocean Container Finance Corp. - DE
            Transamerica Leasing Inc. - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited  - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Alquiler de Trailers, S.L. - Spn.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr.
                  Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing Sp. z.o.o -
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg.
                  Transamerica Trailer Leasing (Netherlands) B.V.   - Neth.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Corporation, California - CA
                  Transamerica Insurance Finance Corporation, Canada - ON
            TBCC Funding Trust I - DE
               TBCC Funding I, L.L.C. - DE
            TBCC Funding Trust II - DE
               TBCC Funding II, L.L.C. - DE
                  Private Label Funding LLC - DE
            Transamerica Business Credit Corporation - DE
               Bay Capital Corporation - DE
               Coast Funding Corporation - DE
               Direct Capital Equity Investments, Inc. - DE
               Gulf Capital Corporation - DE
               TA Air East, Corp. - DE
               TA Air III, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air IX, Corp. - DE
               TA Air VIII, Corp. - DE
               TA Air VII, Corp. - DE
               TA Air VI, Corp. - DE
               TA Air V, Corp. - DE
               TA Air X, Corp. - DE
               TA Marine II, Inc. - DE
               TA Marine I, Inc. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. - DE
               TBC I, Inc. - DE
               TBC Tax III, Inc. - DE
               TBC Tax II, Inc. - DE
               TBC Tax IV, Inc. - DE
               TBC Tax IX, Inc. - DE
               TBC Tax I, Inc. - DE
               TBC Tax VIII, Inc. - DE
               TBC Tax VII, Inc. - DE
               TBC Tax VI, Inc. - DE
               TBC Tax V, Inc. - DE
               TBC VI, Inc. - DE
               TBC V, Inc. - DE
               The Plain Company - DE
               Transamerica Mezzanine Financing, Inc. - DE
               Transamerica Small Business Capital, Inc. - DE
                  Emergent Business Capital Holdings, Inc. - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
                  ARS Funding Corporation - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica Commercial Finance Canada, Limited - ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                        TCF Commercial Leasing Corporation, Canada - ON
                        Transamerica Acquisition Corporation, Canada - Can.
                           Cantrex Group Inc. - PQ
                              2953-9087 Quebec Inc. - PQ
                              Corbeil Electrique Inc. - PQ
                              Prestex Marketing Inc. - PQ
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Holdings Limited - U.K.
                        Transamerica Commercial Finance Limited - U.K.
                           TDF Credit Insurance Services Limited - U.K.
                           Whirlpool Financial Corporation Polska Spzoo -
                  Transamerica Commercial Finance Corporation - DE
                     Inventory Funding Trust - DE
                        Inventory Funding Company LLC - DE
                     TCF Asset Management Corporation - CO
                     Transamerica Distribution Finance - Overseas, Inc. - DE
                        TDF-Mauritius, Limited -
                     Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V. -
                        TDF de Mexico S. de R.L. de C.V. -
                        Transamerica Corporate Services de Mexico S. de R.L. de C.V. -
                     Transamerica Distribution Finance Factorje S.A. de C.V. -
                     Transamerica Distribution Finance Insurance Services, Inc. - IL
                     Transamerica Joint Ventures, Inc. - DE
                  Transamerica Commercial Finance France, S.A. - Fra.
                  Transamerica GmbH, Inc. - DE
                     Transamerica Financieringsmaatschappij B.V.  - Neth.
                     Transamerica GmbH - Frkft.
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Bank, National Association - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Services, Inc. - FL
                        Liberty Mortgage Company of Fort Meyers, Inc. - FL
                        Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                     Transamerica Consumer Mortgage Receivables Corporation - DE
                     Transamerica Mortgage Company - DE
               Transamerica Vendor Financial Services Corporation - DE
            Transamerica Equipment Financial Services Corporation - DE
               TA Air II, Corp. - DE
               TA Air I, Corp. - DE
               TA Air XIII, Corp. - DE
               TA Air XII, Corp. - DE
               TA Air XIV, Corp. - DE
               TA Air XIX, Corp. - DE
               TA Air XI, Corp. - DE
               TA Air XVIII, Corp. - DE
               TA Air XVII, Corp. - DE
               TA Air XVI, Corp. - DE
               TA Air XV, Corp. - DE
               TA Air XX, Corp. - DE
               TA Heli I, Inc. - DE
               TA Marine III, Corp. - DE
               TA Marine IV, Inc. - DE
               TA Marine VI, Inc. - DE
               TA Marine V, Inc. - DE
               TA Public Finance Air I, Corp. - DE
         Transamerica Flood Hazard Certification, Inc. - DE
         Transamerica Home Loan - CA
         Transamerica Intellitech, Inc. - DE
         Transamerica Lending Company - DE
         Transamerica Public Finance, LLC - DE
         Transamerica Real Estate Tax Service, Inc. - DE
         Transamerica Technology Finance Corporation - DE
         TREIC Enterprises, Inc. - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica International Holdings, Inc. - DE
         AEGON Canada Inc. - Can.
            Transamerica Life Canada - Can.
         Transamerica Insurance Corporation - IA
            Arbor Life Insurance Company - AZ
            Plaza Insurance Sales, Inc. - CA
            Transamerica Advisors, Inc. - CA
            Transamerica Annuity Service Corporation - NM
            Transamerica Financial Resources, Inc. - DE
               Financial Resources Insurance Agency of Texas - TX
               TBK Insurance Agency of Ohio, Inc. - OH
               Transamerica Financial Resources Insurance Agency of Alabama Inc. - AL
               Transamerica Financial Resources Insurance Agency of Massachusetts Inc.  - MA
            Transamerica International Insurance Services, Inc. - DE
               Home Loans and Finance Ltd - U.K.
            Transamerica Occidental Life Insurance Company - IA
               NEF Investment Company - CA
               Transamerica China Investments Holdings Limited - H.K.
               Transamerica Life Insurance and Annuity Company - NC
                  Gemini Investments, Inc. - DE
                  Transamerica Assurance Company - MO
               Transamerica Life Insurance Company of New York - NY
               Transamerica South Park Resources, Inc. - DE
               Transamerica Variable Insurance Fund - MD
               USA Administration Services, Inc. - KS
            Transamerica Products, Inc. - CA
               Transamerica Products II, Inc. - CA
               Transamerica Products IV, Inc. - CA
               Transamerica Products I, Inc. - CA
            Transamerica Securities Sales Corporation - MD
            Transamerica Service Company - DE
      Transamerica International RE (Bermuda) Ltd. - Bmda.
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc.  - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Pacific Insurance Company, Ltd. - HI
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California  - CA
         Pyramid Investment Corporation  - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc.  - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE

                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business

AEGON USA, Inc.   Iowa                  100% AEGON U.S.       Holding company
                                                              Holding Corporation

RCC North America, Inc.                 Delaware              100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company            Delaware              100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                     Delaware              100% Transamerica                    Issue debt securities-net
                                                              Holding Company                      proceeds used to make
                                                                                                   loans to affiliates

First AUSA Life Insurance               Maryland              100% Transamerica                    Insurance holding company
Company                                 Holding Company

AUSA Life Insurance                     New York              82.33% First AUSA Life               Insurance
Company, Inc.                                                 Insurance Company
                                                              17.67% Veterans Life
                                                              Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Life Investors Alliance, LLC            Delaware              100% LIICA                           Purchase, own, and hold the
                                                                                                   equity interest of other
                  entities

Great American Insurance                Iowa                  100% LIICA                           Marketing
Agency, Inc.

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator of structured
of Kentucky                                                   Services Group, Inc.                 settlements

AEGON Assignment Corporation            Illinois              100% AEGON Financial                 Administrator of structured
                                                              Services Group, Inc.                 settlements

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides administration for
                                                              Assurance Co. of Ohio                affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California            100% Western Reserve Life            Insurance agency
And Subsidiaries                                              Assurance Co. of Ohio

ISI Insurance Agency                    Alabama               100% ISI Insurance Agency, Inc.      Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance agency
of Texas, Inc.

ISI Insurance Agency                    Hawaii                100% ISI Insurance                   Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

ISI Insurance Agency                    New Mexico            100% ISI Insurance                   Insurance agency
New Mexico, Inc.                                              Agency, Inc.

AEGON Equity Group, Inc.                Florida               100% Western Reserve Life            Insurance Agency
                                                              Assurance Co. of Ohio

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                                              Insurance Company

Monumental General Life                 Puerto Rico           51% First AUSA Life                  Insurance
Insurance Company of                                          Insurance Company
Puerto Rico                                                   49% Baldrich & Associates
                                                              of Puerto Rico

AUSA Holding Company                    Maryland              100% Transamerica                    Holding company
                                                              Holding Company

Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                      Maryland              100% Monumental General              Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to unaffiliated third party
                                                                                                   administrator

National Association Management         Maryland              100% Monumental General              Provides actuarial consulting
And Consultant Services, Inc.                                 Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass marketed insurance
                                                                                                   coverages

Transamerica Capital, Inc.              California            100% AUSA Holding Co.                Broker/Dealer

Endeavor Management Company             California            100% AUSA Holding Co.                Investment Management

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation, L.L.C.                 Delaware              100% Money Services, Inc.            Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.           California            26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                  Iowa                  30% Money Services, Inc.             Markets & sells mutual funds
                                                                                                   & individually managed
                                                                                                   accounts

Roundit, Inc.                           Maryland              50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                     Texas                 100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.       California            33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

PIA 2000-A, L.P.                        Delaware              Intersecurities, Inc. is the         Private placement investment
                                                              General Partner                      limited partnership

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                   Delaware              100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                       Massachusetts         Various                              Mutual fund

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advisors, Inc.

George Beram & Company, Inc.            Massachusetts         100% Diversified Investment          Employee benefit and
                                                              Advisors, Inc.                       actuarial consulting

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer (De-registered)

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance agency
Canadian Dealer Network Inc.

Premier Solutions Group, Inc.           Maryland              100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

AEGON USA Real Estate                   Delaware              100% AEGON  USA Realty               Real estate and mortgage
Services, Inc.                                                Advisors, Inc.                       holding company

QSC Holding, Inc.                       Delaware              100% AEGON USA Realty                Real estate and financial
                                                              Advisors, Inc.                       software production and sales

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Landauer Realty Associates, Inc.        Texas                 100% Landauer Associates, Inc.       Real estate counseling

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information Systems for
                                                              Advisors, Inc.                       real estate investment
                                                                                                   management

USP Real Estate Investment Trust        Iowa                  12.89% First AUSA Life Ins. Co.      Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

Commonwealth General                    Delaware              100% Transamerica                    Holding company
Corporation ("CGC")                                           Holding Company

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for Peoples Security Life
                                                                                                   Insurance Company

AEGON Alliances, Inc.                   Virginia              100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate holdings

Commonwealth General.                   Kentucky              100% CGC                             Administrator of structured
Assignment Corporation                                                                             settlements

AEGON Institutional                     Delaware              100% CGC                             Provider of investment,
Markets, Inc.                                                                                      marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of srvcs. to ins. cos.

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Frazer Association                      Illinois              100% Ampac Insurance                 TPA license-holder
Consultants, Inc.                                             Agency, Inc.

National Home Life Corporation          Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administrator of group
                                                              Agency, Inc.                         insurance programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Life                    Insurance company
Company of America                                            Insurance Company

FED Financial, Inc.                     Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance               Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of admin. services
Services, GmbH                                                Services, Inc.

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Monumental Life                         Maryland              73.23% Capital General               Insurance company
Insurance Company                                             Development Company
                                                              26.77% First AUSA Life
                                                              Insurance Company

AEGON Special Markets                   Maryland              100% Monumental Life                 Marketing company
Group, Inc.                                                   Insurance Company

Peoples Benefit Life                    Iowa                  3.7% CGC                             Insurance company
Insurance Company                                             20.0% Capital Liberty, L.P.
                                                              76.3% Monumental Life
                                                              Insurance Company

Veterans Life Insurance Co.             Illinois              100% Peoples Benefit                 Insurance company
                                                              Life Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.          Special-purpose subsidiary

Coverna Direct Insurance                Maryland              100% Peoples Benefit                 Insurance agency
Insurance Agency, Inc.                                        Life Insurance Company

Ammest Realty Corporation               Texas                 100% Monumental Life                 Special purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.             Mississippi           100% Peoples Benefit Life            Real estate holdings
                                                              Insurance Company

Capital Liberty, L.P.                   Delaware              99.0% Monumental Life                Holding Company
                                                              Insurance Company
                                                              1.0% CGC
1/23/2001

ITEM 31.  NUMBER OF HOLDERS OF SECURITIES

         As of February 29, 2001 there were ___ Contract Owners of Registrant's Contracts.

ITEM 32.  INDEMNIFICATION

In general, pursuant to the Rules and Regulations of the Registrant, each member of the Board and each Officer and agent of the Fund shall be  indemnified by the
Fund for expenses  incurred in connection  with the defense of any proceeding in which  he is made a party by  reason  of the  fact  that he  holds or held  such position with the Fund.  However,  there shall be no indemnification in relation to matters as to which such person shall be finally  adjudged in such proceeding to be liable for  negligence  or  misconduct in the  performance  of duties.  No person shall be protected against liability to the Fund or to Contract Owners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Pursuant  to  the  Marketing   Agreement  with  the  Underwriter,   Transamerica
Occidental  will indemnify and hold harmless the Underwriter and each person who controls  it  against  any  liabilities  to the  extent  that  they  arise  from inaccurate  or  misleading  statements  in  material  provided  by  Transamerica
Occidental.

In compliance with Section 17(g) of the 1940 Act and Rule 17g-1 thereunder,  the
Fund maintains a blanket fidelity bond against larceny, embezzlement and similar losses  covering  each Officer and employee who may have access to securities or funds of the registrant.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Additionally, the Company's Bylaws provide in Article V as follows:

Section 1. Right to Indemnification.  ------------------------------------- Each
person  who  was or is a party  or is  threatened  to be  made a party  to or is involved,  even as a witness,  in any threatened,  pending, or completed action, suit, or proceeding, whether civil, criminal,  administrative,  or investigative
(hereafter a  "Proceeding"),  by reason of the fact that he, or a person of whom he is the legal  representative,  is or was a director,  officer,  employee,  or agent of the  corporation or is or was serving at the request of the corporation as a  director,  officer,  employee,  or agent of another  foreign  or  domestic corporation,  partnership,  joint venture, trust, or other enterprise,  or was a director,  officer, employee, or agent of a foreign or domestic corporation that was predecessor  corporation of the corporation or of another  enterprise at the request of such  predecessor  corporation,  including  service  with  respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director,  officer, employee, or agent or in any other capacity while serving as a director,  officer, employee, or agent (hereafter an
"Agent"),  shall be  indemnified  and held  harmless by the  corporation  to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be  interpreted or amended (but, in the case of any such amendment or  interpretation,  only to the extent that such  amendment  or  interpretation permits the  corporation  to provide  broader  indemnification  rights than were permitted  prior thereto)  against all expense,  liability,  and loss (including attorneys' fees,  judgements,  fines, ERISA excise taxes and penalties,  amounts paid or to be paid in settlement,  any interest,  assessments,  or other charges imposed thereon,  and any federal,  state, local or foreign taxes imposed on any
Agent as a result of the  actual or deemed  receipt of any  payments  under this
Article)  incurred or suffered by such person in connection with  investigating, defending,  being a witness in, or  participating  in (including on appeal),  or preparing for any of the foregoing,  in any Proceeding  (hereafter  "Expenses");
provided  however,  that  except  as  to  actions  to  enforce  ----------------
indemnification  rights  pursuant to Section 3 of this Article,  the corporation
shall  indemnify  any  Agent  seeking   indemnification  in  connection  with  a
Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the  corporation.  The right to  indemnification  conferred in this Article shall be a contract  right.
[It is the  Corporation's  intent  that the bylaws  provide  indemnification  in excess of that  expressly  permitted  by Section 317 of the  California  General
Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

Section        2.         Authority         to         Advance         Expenses.
------------------------------------------  Expenses  incurred  by an officer or director  (acting in his capacity as such) in  defending a  Proceeding  shall be paid by the corporation in advance of the final  disposition of such Proceeding, provided,  however,  -------- ------- that if required by the California General
Corporation Law, as amended,  such Expenses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to  repay  such  amount  if it shall  ultimately  be  determined  that he is not entitled to be indemnified  by the  corporation as authorized in this Article or otherwise.  Expenses  incurred  by other  Agents of the  corporation  (or by the directors or officers not acting in their  capacity as such,  including  service with respect to employee  benefit  plans) may be advanced  upon the receipt of a similar  undertaking,  if  required  by law,  and  upon  such  other  terms  and conditions  as the Board of  Directors  deems  appropriate.  Any  obligation  to reimburse  the  corporation  for  Expense  advances  shall be  unsecured  and no interest shall be charged thereon.

Section      3.      Right      of       Claimant       to      Bring      Suit.
--------------------------------------------  If a claim under Section 1 or 2 of this  Article  is not paid in full by the  corporation  within  30 days  after a written claim has been received by the corporation, the claimant may at any time thereafter  bring suit against the  corporation  to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to be paid also the expense  (including  attorneys'  fees) of  prosecuting  such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses  incurred in  defending a Proceeding  in advance of its final  disposition  where the required  undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General  Corporation Law for the corporation to indemnify  the  claimant  for the amount  claimed.  The burden of proving such a defense  shall be on the  corporation.  Neither the  failure of the  corporation
(including  its  Board  of  Directors,   independent   legal  counsel,   or  its
stockholders)  to have made a  determination  prior to the  commencement of such action that  indemnification  of the claimant is proper under the  circumstances because  he has  met  the  applicable  standard  of  conduct  set  forth  in the
California  General  Corporation  Law,  nor  an  actual   determination  by  the
corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a  presumption  that claimant has not met the applicable standard of conduct.

Section 4.  Provisions  Nonexclusive.  ------------------------------------  The
rights  conferred  on any person by this  Article  shall not be exclusive of any other rights that such person may have or hereafter  acquire  under any statute,
provision  of  the  Articles  of  Incorporation,   bylaw,  agreement,   vote  of
stockholders or disinterested  directors, or otherwise,  both as to action in an official  capacity  and as to action in  another  capacity  while  holding  such office. To the extent that any provision of the Articles,  agreement, or vote of the stockholders or disinterested  directors is inconsistent  with these bylaws, the provision, agreement, or vote shall take precedence.

Section 5. Authority to Insure. -------------------------------- The corporation may purchase and maintain  insurance to protect itself and any Agent against any
Expense  asserted  against  or  incurred  by  such  person,  whether  or not the corporation  would have the power to  indemnify  the Agent  against such Expense under applicable law or the provisions of this Article  [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the  insurance  policy,  the company  and/or the policy must meet one of the two sets  of  conditions  set  forth  in  Section  317  of  the  California  General
Corporation Law, as amended].

Section  6.  Survival  of  Rights.  -------------------------------  The  rights provided by this Article  shall  continue as to a person who has ceased to be an
Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

Section  7.   Settlement   of  Claims.   ---------------------------------   The
corporation  shall not be liable to  indemnify  any Agent under this Article (a)
for any amounts paid in settlement of any action or claim  effected  without the corporation's written consent, which consent shall not be unreasonably withheld;
or (b) for any judicial award, if the corporation was not given a reasonable and timely  opportunity,  at its  expense,  to  participate  in the  defense of such action.

Section 8. Effect of Amendment  -------------------------------  Any  amendment, repeal,  or modification of this Article shall not adversely affect any right or protection  of any Agent  existing  at the time of such  amendment,  repeal,  or modification.

Section 9. Subrogation.  ------------------------  In the event of payment under this Article,  the corporation shall be subrogated to the extent of such payment to all of the rights of  recovery  of the Agent,  who shall  execute  all papers required  and shall do  everything  that may be necessary to secure such rights, including the execution of such  documents  necessary to enable the  corporation effectively to bring suit to enforce such rights.

Section         10.         No          Duplication         of         Payments.
-----------------------------------------  The  corporation  shall not be liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance  policy,  agreement,  vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be  permitted to  directors,  officers  and  controlling  person of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Commission such  indemnification  is against  public  policy  as  expressed  in  the  1933  Act  and  is,  therefore, unenforceable.  In the  event  that a claim  for  indemnification  against  such liabilities  (other than the payment by the  registrant of expenses  incurred or paid by the director,  officer or  controlling  person of the  registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy  as  expressed  in the  1933  Act  and  will  be  governed  by the  final adjudication of such issue.

The directors and officers of Transamerica Occidental Life Insurance Company are
covered under a Directors and Officers  liability  program which includes direct coverage to directors  and officers  (Coverage  A) and  corporate  reimbursement
(Coverage B) to reimburse the Company for  indemnification  of its directors and officers.  Effective 11/15/00,  Transamerica's  Multi-Line/Multi-Year  insurance coverages were combined with AEGON's "Primary" and "Blended" policies. AEGON has separate "Primary" policies underneath the "Blended"  multi-line  coverage.  The
D&O portion of the Multi-Line policy was merged with AEGON's program on 7/21/99.
Such  directors and officers are  indemnified  for loss arising from any covered claim  by  reason  of any  Wrongful  Act in their  capacities  as  directors  or officers.  In general,  the term "loss"  means any amount which the insureds are legally  obligated to pay for a claim for Wrongful  Acts.  In general,  the term
"Wrongful  Acts"  means  any  breach  of  duty,  neglect,  error,  misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting  individually  or  collectively  in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of  liability  under the  program  for  Coverage  A and for  Coverage B is
$1,000,000,000  for the period 7/21/99 to 1/31/2003.  Coverage B is subject to a self insured retention of $500,00 within Anglo-Saxon countries, $250,000 outside of Anglo-Saxon countries and $750,000 for securities claims. The lead insurer is now Chubb for the "Blended" multi-line coverage.

ITEM 33.  SEE ITEM 29.

ITEM 34.  PRINCIPAL UNDERWRITER

(a) Transamerica Financial Resources, Inc., the principal Underwriter is also an underwriter  and  distributor  for  Annuity  Contracts  funded  by  Transamerica
Occidental Life Insurance Company's Separate Account VA-2L and Transamerica Life
Insurance  Company of New York's Separate  Account  VA-2LNY.  The Underwriter is
wholly-owned by Transamerica Insurance Corporation, a wholly-owned subsidiary of
Transamerica Insurance Corporation, a subsidiary of AEGON, N.V.

         (b)  The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

                                                                                    Position and Position and
          Names and Principal                   Offices with                        Offices with
           Business Address                 Principal Underwriter                    Registrant

Sandy Brown                                Director, President and                      None
1150 South Olive Street                    Chief Operating Officer
Los Angeles, California

Monica Suryapranata                         Treasurer                                   None
  1150 South Olive Street
  Los Angeles, California

Dan Caneva                                  Vice President,                             None
  1150 South Olive Street                   Chief Compliance Officer and Secretary
  Los Angeles, California

Ken Kilbane                                 Director                                    None
1150 South Olive Street
 Los Angeles, California

Dan Trivers                                 Vice President and Director                 None
  1150 South Olive Street                   of Administration
Los Angeles, California

Karen MacDonald                             Director                                    None
1150 South Olive Street
Los Angeles, California

William H. Tate                             Director                                    None
1150 South Olive Street
Los Angeles, California

Susan Vivino
  1150 South Olive Street                   Assistant Secretary                         None
  Los Angeles, California

Ron F. Wagley Chairman of the Board                                                     None
1150 South Olive Street
Los Angeles, California

The Underwriter received in 2000, $0.00 from Fund B.

ITEM 35.  LOCATION OF ACCOUNTS AND RECORDS

          The Company maintains physical possession of each account, book, or other document required to be maintained at its offices at
1150 South Olive Street, Los Angeles, California 90015 and 4333
Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 36.  MANAGEMENT SERVICES

          Not applicable.

ITEM 37.  UNDERTAKINGS

          (a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information;

          (c)  Registrant hereby undertakes to deliver any Statement of
Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.

          (d) Transamerica Occidental Life Insurance Company hereby
represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

                               SIGNATURES

          As required by the Securities Act of 1933 and the Investment
Company Act of 1940, the Transamerica Occidental's Separate Account
Fund B certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration
Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 24th
day of April, 2001.

TRANSAMERICA OCCIDENTAL'S  SEPARATE ACCOUNT FUND B

                                                              *By
-------------------------------------

Gary U. Rolle', President

          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on April 24, 2001 by the following persons in the capacities:

               SIGNATURE                                              TITLE

       -----------------------*
           William T. Miller                                        Treasurer

       -----------------------*
         Dr. James H. Garrity                            Member of the Board of Managers

       -----------------------*
            Gary U. Rolle'                                   President and Chairman

       -----------------------*
            Peter J. Sodini                              Member of the Board of Managers

       -----------------------*
            Jon C. Strauss                               Member of the Board of Managers

*By James W. Dederer, pursuant to Power of Attorney

-------------------------------------------

                               SIGNATURES

         As required by the Securities Act of 1933 and the Investment
Company Act of 1940, Transamerica Occidental Life Insurance Company
certifies that it meets the requirements of Securities Act Rule 485(b)
for effectiveness of this Registration Statement and has caused this
Registration Statement to be signed on its behalf in the City of Los
Angeles and State of California on the 24th day of April, 2001.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

-------------------------------------------------

David M. Goldstein
Senior Vice President and Deputy General Counsel

*Attorney-in Fact

         As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on April 24, 2001 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:

SIGNATURES                           TITLES                                     DATE

______________________*              Director and President                     April 24 , 2001
Ron F. Wagley
_________________*                   Director                                   April 24 , 2001
Patrick S. Baird

_________________*                   Director and Senior Vice President         April 24 , 2001
Brenda K. Clancy

_________________*                   Chief Financial Officer                    April 24 , 2001
Bruce Clark

______________________*              Director, Executive Vice President         April 24 , 2001
James W. Dederer                     General Counsel and
                                     Corporate Secretary

______________________*              Director, Executive Vice President         April  24, 2001
Karen MacDonald                      and Chief Operating Officer

______________________*              Director                                   April 24 , 2001
George A. Foegele

______________________*              Director and Senior Vice President         April 24 , 2001
Douglas C. Kolsrud

______________________*              Director                                   April  24, 2001
Richard N. Latzer

______________________*              Director                                   April 24 , 2001

Gary U. Rolle'

______________________*              Director                                   April 24 , 2001

Paul E. Rutledge III

______________________*              Director, Vice President and Counsel       April  24, 2001
Craig D. Vermie

___________________________   On April 24, 2001 as Attorney-in-Fact pursuant to powers of attorney previously filed
*By:  David M. Goldstein      and filed herewith, and in his own capacity as Senior Vice President.